Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (5.7%)
*	Snap Inc. Class A	13,195,777	690,007
*	Pinterest Inc. Class A	7,565,343	560,062
*	Match Group Inc.	3,820,875	524,912
*	Liberty Broadband Corp. Class C	3,164,231	475,109
*	Roku Inc. Class A	1,254,589	408,707
*	Zillow Group Inc. Class C	2,044,285	265,021
*	IAC/InterActiveCorp	1,176,119	254,406
*	Zynga Inc. Class A	14,325,870	146,267
	Cable One Inc.	77,022	140,824
*	Liberty Global plc Class C	5,134,117	131,125
*	Liberty Media Corp.-Liberty Formula One Class C	2,678,861	115,968
*	Altice USA Inc. Class A	3,462,366	112,631
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,524,103	111,338
	New York Times Co. Class A	2,058,004	104,176
*	Zillow Group Inc. Class A	665,237	87,399
	Nexstar Media Group Inc. Class A	614,814	86,338
[1]	Sirius XM Holdings Inc.	12,321,296	75,037
*	TripAdvisor Inc.	1,360,874	73,201
*	Iridium Communications Inc.	1,683,722	69,454
*	ZoomInfo Technologies Inc. Class A	1,322,843	64,687
*,1	Skillz Inc. Class A	3,365,427	64,078
	TEGNA Inc.	3,064,762	57,709
*,1	AMC Entertainment Holdings Inc. Class A	5,332,201	54,442
*	Liberty Global plc Class A	1,922,464	49,330
*	Cardlytics Inc.	441,799	48,465
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,063,638	46,885
*	Bumble Inc. Class A	716,133	44,672
*	Madison Square Garden Sports Corp.	245,155	43,996
	Warner Music Group Corp. Class A	1,247,495	42,827
	Cogent Communications Holdings Inc.	597,344	41,073
*	Vonage Holdings Corp.	3,344,171	39,528
*	Yelp Inc. Class A	994,592	38,789
	World Wrestling Entertainment Inc. Class A	653,296	35,448
	Shenandoah Telecommunications Co.	700,903	34,211
	John Wiley & Sons Inc. Class A	620,719	33,643
	Telephone & Data Systems Inc.	1,377,016	31,616
*	Bandwidth Inc. Class A	248,628	31,511
*	Cinemark Holdings Inc.	1,496,149	30,536
*	Cargurus Inc. Class A	1,252,321	29,843
*	iHeartMedia Inc. Class A	1,562,878	28,366
*	Playtika Holding Corp.	1,007,369	27,411

		Shares	Market Value ($000)
*	Glu Mobile Inc.	2,130,881	26,593
*	Liberty Latin America Ltd. Class C	2,003,255	26,002
*	TechTarget Inc.	342,179	23,764
*	Liberty Broadband Corp. Class A	161,983	23,512
*	Liberty Media Corp.-Liberty Formula One Class A	609,278	23,287
*	AMC Networks Inc. Class A	429,840	22,850
	Gray Television Inc.	1,231,754	22,664
*	Lions Gate Entertainment Corp. Class B	1,728,366	22,296
*	Eventbrite Inc. Class A	979,200	21,699
*	Madison Square Garden Entertainment Corp.	255,931	20,935
	Sinclair Broadcast Group Inc. Class A	672,718	19,684
*	Advantage Solutions Inc.	1,559,936	18,423
*	Meredith Corp.	583,907	17,389
	EW Scripps Co. Class A	818,172	15,766
*	Angi Inc. Class A	1,131,932	14,715
*	Liberty Media Corp.-Liberty Braves Class C	525,839	14,629
*	QuinStreet Inc.	719,415	14,604
	Scholastic Corp.	429,152	12,922
*	Radius Global Infrastructure Inc.	872,912	12,832
*	Cars.com Inc.	982,151	12,729
*	Clear Channel Outdoor Holdings Inc.	6,907,829	12,434
*	Lions Gate Entertainment Corp. Class A	825,510	12,341
*	Cincinnati Bell Inc.	758,177	11,638
*,1	Globalstar Inc.	8,514,964	11,495
*	Liberty Latin America Ltd. Class A	820,683	10,529
*	Gannett Co. Inc.	1,920,833	10,334
*	WideOpenWest Inc.	758,538	10,309
*	Boingo Wireless Inc.	661,446	9,307
*	MSG Networks Inc. Class A	598,498	9,001
*	Entercom Communications Corp. Class A	1,669,675	8,766
*	Anterix Inc.	178,638	8,425
*	MediaAlpha Inc. Class A	233,832	8,285
	ATN International Inc.	163,822	8,047
*	ORBCOMM Inc.	1,029,669	7,856
*	Consolidated Communications Holdings Inc.	1,063,220	7,655
*	TrueCar Inc.	1,493,797	7,148
*,1	Gogo Inc.	721,411	6,969
*	United States Cellular Corp.	189,927	6,929
*	Tribune Publishing Co.	375,917	6,763
*	Marcus Corp.	333,137	6,659
	Loral Space & Communications Inc.	174,704	6,581
*	Liberty TripAdvisor Holdings Inc. Class A	1,006,594	6,422
*	Boston Omaha Corp. Class A	211,347	6,247
*	IDT Corp. Class B	242,145	5,487
*	Sciplay Corp. Class A	324,919	5,257
*	EverQuote Inc. Class A	143,111	5,194
*	Ooma Inc.	317,822	5,038
	National CineMedia Inc.	885,100	4,089
*,1	CuriosityStream Inc.	300,170	4,067
*	Liberty Media Corp.-Liberty Braves Class A	126,840	3,616
	Entravision Communications Corp. Class A	871,053	3,519
*	Daily Journal Corp.	10,482	3,317
*	LiveXLive Media Inc.	713,110	3,095
*	Hemisphere Media Group Inc. Class A	262,218	3,055
*	comScore Inc.	829,058	3,034
*,1,2	NII Holdings Inc.	1,297,367	2,815
	Spok Holdings Inc.	260,324	2,731
*,1	IZEA Worldwide Inc.	707,077	2,666

		Shares	Market Value ($000)
*	Fluent Inc.	608,240	2,494
	Alaska Communications Systems Group Inc.	749,200	2,435
*	DHI Group Inc.	725,260	2,430
*	Gaia Inc. Class A	195,135	2,320
*	Cumulus Media Inc. Class A	252,157	2,297
*,1	Digital Media Solutions Inc.	172,264	2,109
*	Emerald Holding Inc.	381,354	2,105
*	Lee Enterprises Inc.	79,935	2,054
*,1	Super League Gaming Inc.	283,571	1,996
*	MDC Partners Inc. Class A	629,377	1,964
*	ROBLOX Corp. Class A	29,352	1,903
*,1	Cinedigm Corp. Class A	1,045,299	1,746
*	Motorsport Games Inc. Class A	72,397	1,684
*	Chicken Soup For The Soul Entertainment Inc. Class A	68,068	1,638
*	Zedge Inc. Class B	134,484	1,627
*	Travelzoo	94,794	1,589
*	Thryv Holdings Inc.	61,134	1,431
	Townsquare Media Inc. Class A	132,690	1,424
*	Saga Communications Inc. Class A	60,105	1,313
*	Reading International Inc. Class A	213,227	1,183
*	Marchex Inc. Class B	402,768	1,132
*,1	Dolphin Entertainment Inc.	86,970	1,105
*,1	SRAX Inc. Class A	207,842	985
*,1	Kubient Inc.	109,860	802
*	Ballantyne Strong Inc.	221,583	578
*	Urban One Inc. Class A	105,693	570
*,1	Creatd Inc.	102,891	442
	A H Belo Corp. Class A	209,330	438
*	Salem Media Group Inc. Class A	133,923	394
*,1	AutoWeb Inc.	129,350	344
*	Beasley Broadcast Group Inc. Class A	109,821	311
*	SPAR Group Inc.	108,259	182
*,1	Professional Diversity Network Inc.	73,747	174
*	Otelco Inc. Class A	14,661	172
*,1	Creative Realities Inc.	66,404	122
*	Insignia Systems Inc.	17,968	102
*,1	Brooklyn ImmunoTherapeutics Inc.	16,963	63
*	Cuentas Inc.	8,995	31
*	Mediaco Holding Inc. Class A	5,127	17
*,1,2	SRAX Inc. Rights	74,416	13
*	Urban One Inc.	6,640	12
			6,041,194
Consumer Discretionary (11.7%)
*	Lululemon Athletica Inc.	1,682,848	516,146
*	Peloton Interactive Inc. Class A	3,747,837	421,407
*	Wayfair Inc. Class A	910,057	286,440
*	DraftKings Inc. Class A	4,576,056	280,650
*	Burlington Stores Inc.	938,765	280,503
*	Carvana Co. Class A	889,811	233,486
*	Airbnb Inc. Class A	1,045,212	196,437
	Williams-Sonoma Inc.	1,087,221	194,830
*	Chegg Inc.	1,990,161	170,477
*	Vail Resorts Inc.	569,340	166,054
*	Five Below Inc.	790,938	150,903
*	Bright Horizons Family Solutions Inc.	863,041	147,968
	Lithia Motors Inc. Class A	376,669	146,935
*,1	GameStop Corp. Class A	769,302	146,029
*	Floor & Decor Holdings Inc. Class A	1,475,327	140,864

		Shares	Market Value ($000)
	Lear Corp.	774,399	140,360
*	RH	230,471	137,499
	Aramark	3,586,829	135,510
	Kohl's Corp.	2,228,240	132,825
*	Deckers Outdoor Corp.	397,956	131,493
	Gentex Corp.	3,458,636	123,370
	Service Corp. International	2,404,813	122,766
	Churchill Downs Inc.	484,421	110,167
	Polaris Inc.	825,205	110,165
*	Capri Holdings Ltd.	2,135,289	108,900
	Thor Industries Inc.	784,191	105,662
	Brunswick Corp.	1,102,263	105,123
*	Autoliv Inc.	1,117,249	103,681
*	Marriott Vacations Worldwide Corp.	580,527	101,116
	Tempur Sealy International Inc.	2,700,301	98,723
*	Mattel Inc.	4,949,884	98,602
*	TopBuild Corp.	466,280	97,653
	Wyndham Hotels & Resorts Inc.	1,311,149	91,492
*,1	Chewy Inc. Class A	1,075,537	91,109
*	Planet Fitness Inc. Class A	1,172,548	90,638
	Toll Brothers Inc.	1,584,439	89,885
*	Terminix Global Holdings Inc.	1,874,954	89,379
*	Texas Roadhouse Inc. Class A	922,469	88,502
*,1	QuantumScape Corp. Class A	1,974,965	88,380
	Harley-Davidson Inc.	2,172,875	87,132
	Foot Locker Inc.	1,469,659	82,668
*	Skechers USA Inc. Class A	1,935,154	80,715
*	Grubhub Inc.	1,319,086	79,145
*	YETI Holdings Inc.	1,058,245	76,416
*	Fox Factory Holding Corp.	589,551	74,908
*	Crocs Inc.	925,115	74,426
	Travel + Leisure Co.	1,209,631	73,981
*	Helen of Troy Ltd.	345,311	72,743
*	AutoNation Inc.	775,795	72,320
*	Grand Canyon Education Inc.	661,623	70,860
*	Macy's Inc.	4,376,298	70,852
	Dick's Sporting Goods Inc.	927,346	70,617
*	Ollie's Bargain Outlet Holdings Inc.	803,140	69,873
*	Magnite Inc.	1,618,487	67,345
*	Boyd Gaming Corp.	1,133,462	66,829
*	frontdoor Inc.	1,215,896	65,354
*,1	Luminar Technologies Inc.	2,638,161	64,134
*,1	DoorDash Inc. Class A	484,690	63,557
	Qurate Retail Inc. Class A	5,385,604	63,335
	American Eagle Outfitters Inc.	2,096,558	61,303
	KB Home	1,257,959	58,533
*	Adient plc	1,319,783	58,334
*	Nordstrom Inc.	1,532,845	58,049
*	Shake Shack Inc. Class A	513,643	57,924
*	Goodyear Tire & Rubber Co.	3,262,306	57,319
	Cracker Barrel Old Country Store Inc.	331,299	57,275
	H&R Block Inc.	2,586,228	56,380
*	Taylor Morrison Home Corp. Class A	1,809,277	55,744
*	Carter's Inc.	617,341	54,900
*	Asbury Automotive Group Inc.	268,621	52,784
	Wingstop Inc.	414,686	52,736
*	Stamps.com Inc.	262,414	52,354
	Murphy USA Inc.	355,916	51,451

		Shares	Market Value ($000)
	Wendy's Co.	2,527,269	51,202
*	Sleep Number Corp.	352,642	50,601
*	Sonos Inc.	1,339,323	50,184
*	Bed Bath & Beyond Inc.	1,710,582	49,863
*	National Vision Holdings Inc.	1,132,085	49,619
*	Six Flags Entertainment Corp.	1,066,146	49,544
*	Meritage Homes Corp.	537,015	49,362
	Dana Inc.	2,013,547	48,990
*	iRobot Corp.	392,452	47,950
*	Visteon Corp.	387,889	47,303
	MDC Holdings Inc.	783,098	46,516
	LCI Industries	351,118	46,446
*	LGI Homes Inc.	305,764	45,654
	Columbia Sportswear Co.	429,008	45,316
*	Brinker International Inc.	632,516	44,947
*	Hilton Grand Vacations Inc.	1,191,306	44,662
	Wolverine World Wide Inc.	1,163,288	44,577
	Extended Stay America Inc.	2,245,176	44,342
	Choice Hotels International Inc.	404,792	43,430
*	Signet Jewelers Ltd.	728,776	42,254
*	Hyatt Hotels Corp. Class A	510,237	42,197
	Steven Madden Ltd.	1,106,514	41,229
*	Dorman Products Inc.	400,011	41,057
*	Stitch Fix Inc. Class A	825,573	40,899
	Papa John's International Inc.	456,681	40,480
	Rent-A-Center Inc.	699,471	40,332
*	Overstock.com Inc.	598,343	39,646
	Cooper Tire & Rubber Co.	700,508	39,214
	Group 1 Automotive Inc.	238,259	37,595
	Winnebago Industries Inc.	483,728	37,107
*	SeaWorld Entertainment Inc.	732,817	36,399
*	Urban Outfitters Inc.	973,751	36,214
	Jack in the Box Inc.	327,914	35,998
	Penske Automotive Group Inc.	445,132	35,717
*	Cheesecake Factory Inc.	606,401	35,481
*	Fisker Inc.	2,048,332	35,272
	Callaway Golf Co.	1,309,387	35,026
*	Gentherm Inc.	470,789	34,890
	Installed Building Products Inc.	310,853	34,467
*	Tri Pointe Homes Inc.	1,675,126	34,106
*	GrowGeneration Corp.	663,749	32,982
*	Dave & Buster's Entertainment Inc.	686,248	32,871
*	ODP Corp.	757,159	32,777
	Big Lots Inc.	477,962	32,645
*	Sally Beauty Holdings Inc.	1,618,944	32,589
*	Skyline Champion Corp.	718,408	32,515
	Kontoor Brands Inc.	667,153	32,377
	Strategic Education Inc.	351,117	32,271
*,1	Veoneer Inc.	1,316,860	32,237
	Graham Holdings Co. Class B	56,794	31,943
	Monro Inc.	476,622	31,362
*	Abercrombie & Fitch Co. Class A	894,430	30,688
*	Bloomin' Brands Inc.	1,110,937	30,051
*	Scientific Games Corp.	779,136	30,012
*	Red Rock Resorts Inc. Class A	918,086	29,920
	Shutterstock Inc.	317,021	28,228
	La-Z-Boy Inc.	660,487	28,058
*	Adtalem Global Education Inc.	703,203	27,805

		Shares	Market Value ($000)
*	Cavco Industries Inc.	122,971	27,744
*	Vista Outdoor Inc.	841,162	26,976
	Patrick Industries Inc.	314,377	26,722
	Levi Strauss & Co. Class A	1,083,410	25,904
*	Boot Barn Holdings Inc.	413,874	25,789
*	Century Communities Inc.	411,629	24,829
*	Leslie's Inc.	1,005,768	24,631
*	M/I Homes Inc.	415,954	24,570
	Core-Mark Holding Co. Inc.	634,583	24,552
*	Malibu Boats Inc. Class A	300,477	23,942
*	Purple Innovation Inc. Class A	733,757	23,223
*	At Home Group Inc.	769,346	22,080
*	Michaels Cos. Inc.	1,000,753	21,957
*	WW International Inc.	675,978	21,145
*,1	Workhorse Group Inc.	1,532,277	21,099
*	Dine Brands Global Inc.	234,238	21,088
*	Revolve Group Inc. Class A	468,026	21,028
	Oxford Industries Inc.	236,610	20,684
*	GoPro Inc. Class A	1,763,759	20,530
	Acushnet Holdings Corp.	494,877	20,453
	Camping World Holdings Inc. Class A	543,703	19,780
*	Vroom Inc.	496,280	19,350
*	RealReal Inc.	846,520	19,157
*	BJ's Restaurants Inc.	327,152	19,001
*	G-III Apparel Group Ltd.	628,370	18,939
*	Quotient Technology Inc.	1,151,913	18,822
*	Tupperware Brands Corp.	703,081	18,568
*	Laureate Education Inc. Class A	1,342,672	18,247
*,1	Blink Charging Co.	442,163	18,173
*	Stride Inc.	599,786	18,060
*,1	Canoo Inc.	1,995,447	18,019
*	Everi Holdings Inc.	1,241,176	17,513
*,1	Vuzix Corp.	682,313	17,358
	Sturm Ruger & Co. Inc.	254,751	16,831
	Sonic Automotive Inc. Class A	336,386	16,675
*	Denny's Corp.	919,848	16,658
*	Groupon Inc. Class A	329,451	16,652
*	Hibbett Sports Inc.	241,558	16,641
	Buckle Inc.	416,099	16,344
*,1	Lordstown Motors Corp.	1,385,199	16,304
*	Bally's Corp.	247,204	16,063
*	Green Brick Partners Inc.	705,602	16,003
*,1	Porch Group Inc.	896,736	15,872
*	MarineMax Inc.	319,602	15,776
*	American Axle & Manufacturing Holdings Inc.	1,627,504	15,722
*,1	Petco Health & Wellness Co. Inc. Class A	701,467	15,545
*	Children's Place Inc.	214,033	14,918
	Johnson Outdoors Inc. Class A	98,688	14,088
	Franchise Group Inc.	389,999	14,083
*	Designer Brands Inc. Class A	796,016	13,851
*	America's Car-Mart Inc.	90,832	13,840
*	Houghton Mifflin Harcourt Co.	1,812,557	13,812
*	Chuy's Holdings Inc.	291,849	12,935
	Smith & Wesson Brands Inc.	738,075	12,879
*	Zumiez Inc.	298,593	12,810
	Aaron's Co. Inc.	489,057	12,559
*	XPEL Inc.	241,251	12,528
	Guess? Inc.	530,847	12,475

		Shares	Market Value ($000)
*	Perdoceo Education Corp.	1,032,982	12,354
	Standard Motor Products Inc.	291,892	12,137
*	Citi Trends Inc.	142,766	11,961
*	Stoneridge Inc.	373,619	11,885
*,1	XL Fleet Corp.	1,321,972	11,871
	Caleres Inc.	539,659	11,765
*,1	ContextLogic Inc. Class A	718,302	11,349
*	Universal Electronics Inc.	203,295	11,175
*	Ruth's Hospitality Group Inc.	449,644	11,165
*	Modine Manufacturing Co.	748,258	11,052
*	Sportsman's Warehouse Holdings Inc.	636,545	10,974
*	Academy Sports & Outdoors Inc.	395,705	10,680
[1]	PetMed Express Inc.	300,917	10,585
*	Rush Street Interactive Inc.	635,075	10,377
*	Monarch Casino & Resort Inc.	170,308	10,324
*	1-800-Flowers.com Inc. Class A	366,005	10,105
[1]	Dillard's Inc. Class A	104,079	10,051
*	American Public Education Inc.	278,223	9,913
*	Lumber Liquidators Holdings Inc.	391,268	9,829
*	Genesco Inc.	203,858	9,683
*	Playa Hotels & Resorts NV	1,315,955	9,606
*	Arko Corp.	920,670	9,151
*	Cooper-Standard Holdings Inc.	245,908	8,931
*	Party City Holdco Inc.	1,527,860	8,862
*	Vivint Smart Home Inc.	617,430	8,842
*	Red Robin Gourmet Burgers Inc.	217,715	8,685
*	Lindblad Expeditions Holdings Inc.	459,153	8,678
*	Accel Entertainment Inc. Class A	780,640	8,532
*	Beazer Homes USA Inc.	404,219	8,456
*	Fossil Group Inc.	678,313	8,411
	Haverty Furniture Cos. Inc.	226,164	8,411
	Winmark Corp.	45,007	8,391
*	Lovesac Co.	143,855	8,142
	Ethan Allen Interiors Inc.	292,825	8,085
*,1	Genius Brands International Inc.	4,131,964	8,016
*	Tenneco Inc. Class A	735,797	7,888
	Carriage Services Inc. Class A	224,095	7,886
	RCI Hospitality Holdings Inc.	123,492	7,853
*	OneSpaWorld Holdings Ltd.	735,101	7,829
	Shoe Carnival Inc.	123,819	7,662
*	Liquidity Services Inc.	398,209	7,399
*	CarParts.com Inc.	513,134	7,328
	Marine Products Corp.	424,370	6,905
	Movado Group Inc.	241,248	6,864
*	CarLotz Inc.	951,997	6,788
*	MasterCraft Boat Holdings Inc.	249,132	6,624
*	Nautilus Inc.	421,151	6,587
*	Motorcar Parts of America Inc.	292,469	6,581
*,1	Shift Technologies Inc.	785,557	6,536
*	Hovnanian Enterprises Inc. Class A	60,445	6,391
*	Golden Entertainment Inc.	248,548	6,278
*,1	Golden Nugget Online Gaming Inc.	461,097	6,225
*	Turtle Beach Corp.	222,362	5,930
*	Funko Inc. Class A	297,809	5,861
*	Unifi Inc.	210,325	5,797
	Hooker Furniture Corp.	157,834	5,755
*	OneWater Marine Inc. Class A	143,841	5,748
*	TravelCenters of America Inc.	211,639	5,742

		Shares	Market Value ($000)
	Rocky Brands Inc.	106,117	5,737
*	Lands' End Inc.	229,229	5,687
	Clarus Corp.	330,653	5,638
*	Chico's FAS Inc.	1,673,549	5,539
*	Conn's Inc.	270,471	5,261
*	American Outdoor Brands Inc.	208,094	5,244
*	Kirkland's Inc.	184,071	5,172
*	Container Store Group Inc.	309,827	5,156
*,1	Arcimoto Inc.	389,124	5,148
*,1	PubMatic Inc. Class A	95,852	4,727
	Del Taco Restaurants Inc.	492,007	4,713
*	Noodles & Co. Class A	445,413	4,610
*	El Pollo Loco Holdings Inc.	278,683	4,492
*	AMMO Inc.	754,300	4,465
*,1	PLBY Group Inc.	226,000	4,427
	Big 5 Sporting Goods Corp.	281,363	4,417
*	Regis Corp.	349,565	4,391
*	VOXX International Corp. Class A	226,322	4,314
*	PlayAGS Inc.	522,750	4,224
*	Drive Shack Inc.	1,312,969	4,215
*	Waitr Holdings Inc.	1,386,732	4,063
*,1	Mohawk Group Holdings Inc.	136,160	4,017
*	Cato Corp. Class A	319,328	3,832
*	Tilly's Inc. Class A	338,218	3,829
*	Barnes & Noble Education Inc.	459,083	3,737
*,1	Poshmark Inc. Class A	90,996	3,694
*	Express Inc.	914,761	3,677
	Flexsteel Industries Inc.	103,832	3,619
*	StoneMor Inc.	1,861,361	3,518
*	Century Casinos Inc.	339,722	3,489
*,1	Dream Finders Homes Inc. Class A	143,308	3,449
	Bassett Furniture Industries Inc.	138,463	3,361
	Superior Group of Cos. Inc.	128,860	3,276
*	Vera Bradley Inc.	324,279	3,275
*	Leaf Group Ltd.	504,121	3,252
*	Bluegreen Vacations Holding Corp. Class A	174,768	3,240
*	Lakeland Industries Inc.	115,434	3,216
*	Fiesta Restaurant Group Inc.	250,450	3,153
*	Full House Resorts Inc.	367,688	3,129
*	Carrols Restaurant Group Inc.	522,588	3,128
*,1	Remark Holdings Inc.	1,331,577	3,036
*	Duluth Holdings Inc. Class B	177,191	3,002
*	Horizon Global Corp.	284,164	2,935
[1]	Hall of Fame Resort & Entertainment Co.	582,732	2,925
*,1	Esports Entertainment Group Inc.	193,881	2,910
	Escalade Inc.	129,137	2,700
*	Casper Sleep Inc.	370,020	2,679
*	Legacy Housing Corp.	148,420	2,632
*	Universal Technical Institute Inc.	447,709	2,615
	Nathan's Famous Inc.	40,865	2,578
*	Hayward Holdings Inc.	152,451	2,573
*	Strattec Security Corp.	53,678	2,518
*	ONE Group Hospitality Inc.	330,500	2,472
*	BurgerFi International Inc.	158,400	2,441
	Culp Inc.	148,464	2,285
*	Select Interior Concepts Inc. Class A	315,254	2,270
	Lifetime Brands Inc.	154,073	2,263
*	Biglari Holdings Inc. Class B	16,477	2,188

		Shares	Market Value ($000)
*	Delta Apparel Inc.	80,094	2,173
*	Superior Industries International Inc.	381,353	2,166
*,1	XpresSpa Group Inc.	1,170,462	2,154
*	Lincoln Educational Services Corp.	332,329	2,130
*,1	AYRO Inc.	323,699	2,098
*	Aspen Group Inc.	321,713	1,930
*	Landsea Homes Corp.	199,200	1,904
*	Inspired Entertainment Inc.	203,771	1,893
*,1	Lazydays Holdings Inc.	105,381	1,877
*	Potbelly Corp.	299,719	1,771
*	J Alexander's Holdings Inc. Class A	179,472	1,730
*	Zovio Inc. Class A	421,231	1,710
	Weyco Group Inc.	77,311	1,672
*	Kura Sushi USA Inc. Class A	52,221	1,652
	Hamilton Beach Brands Holding Co. Class A	89,987	1,631
*,1	LMP Automotive Holdings Inc.	84,897	1,412
*	Build-A-Bear Workshop Inc.	196,911	1,359
*	Charles & Colvard Ltd.	409,904	1,213
*	Blue Apron Holdings Inc. Class A	189,989	1,199
	Bluegreen Vacations Corp.	110,168	1,188
*	Target Hospitality Corp.	470,446	1,181
*	RumbleON Inc. Class B	26,099	1,144
*	iMedia Brands Inc.	145,542	1,128
	Educational Development Corp.	65,062	1,109
*,1	Koss Corp.	45,315	1,019
*	New Home Co. Inc.	194,068	1,017
*	Greenlane Holdings Inc. Class A	178,698	948
*	Biglari Holdings Inc. Class A	1,335	902
*	Ark Restaurants Corp.	38,576	777
*	BBQ Holdings Inc.	104,531	758
	Crown Crafts Inc.	82,557	638
*,1	Sypris Solutions Inc.	191,017	636
*	Toughbuilt Industries Inc.	671,818	632
*,1	Allied Esports Entertainment Inc.	216,799	624
*	Dixie Group Inc.	190,957	567
*	Luby's Inc.	169,167	558
*	JAKKS Pacific Inc.	76,706	547
*,1	J. Jill Inc.	47,255	461
*	Live Ventures Inc.	19,114	457
*	Vince Holding Corp.	40,363	453
*	Iconix Brand Group Inc.	207,019	416
*	Good Times Restaurants Inc.	99,829	399
	Dover Motorsports Inc.	181,111	373
*	Forward Industries Inc.	123,907	353
*,1	Monaker Group Inc.	97,160	327
*	Nephros Inc.	44,770	298
*	Rave Restaurant Group Inc.	209,299	297
*,1	Vinco Ventures Inc.	112,889	289
*	Unique Fabricating Inc.	46,041	274
*	Harbor Custom Development Inc.	82,600	262
	AMCON Distributing Co.	2,126	244
*	Muscle Maker Inc.	105,299	238
*	Xcel Brands Inc.	113,019	225
*	Comstock Holding Cos. Inc. Class A	34,910	202
*,1	Sequential Brands Group Inc.	8,300	190
*	Flanigan's Enterprises Inc.	7,052	167
*,1	Nova Lifestyle Inc.	42,072	136
*,1	Amesite Inc.	31,392	130

		Shares	Market Value ($000)
*,1	Yunhong CTI Ltd.	46,060	105
*	Emerson Radio Corp.	68,379	88
*	Envela Corp.	17,358	87
*	Trxade Group Inc.	9,800	51
*	Canterbury Park Holding Corp.	2,731	37
	Jerash Holdings US Inc.	2,870	18
*	Amergent Hospitality Group Inc.	19,975	14
*	1847 Goedeker Inc.	1,600	14
*	Bowl America Inc. Class A	505	5
*,2	Industrial Services of America Inc.	43,054	5
			12,416,747
Consumer Staples (2.8%)
	Keurig Dr Pepper Inc.	8,121,726	279,144
*	Darling Ingredients Inc.	2,294,961	168,863
*	Boston Beer Co. Inc. Class A	130,511	157,433
	Bunge Ltd.	1,983,869	157,261
*	US Foods Holding Corp.	3,111,416	118,607
	Casey's General Stores Inc.	518,661	112,129
*	Performance Food Group Co.	1,876,679	108,115
*	Freshpet Inc.	607,633	96,498
*,1	Beyond Meat Inc.	705,040	91,740
*	Post Holdings Inc.	841,575	88,971
*	BJ's Wholesale Club Holdings Inc.	1,936,376	86,866
	Ingredion Inc.	946,380	85,099
	Flowers Foods Inc.	2,786,691	66,323
	WD-40 Co.	191,426	58,611
*	Herbalife Nutrition Ltd.	1,228,791	54,509
*	Hain Celestial Group Inc.	1,152,362	50,243
	Lancaster Colony Corp.	272,457	47,778
	Spectrum Brands Holdings Inc.	542,514	46,114
*	Grocery Outlet Holding Corp.	1,239,904	45,740
*	Sprouts Farmers Market Inc.	1,649,517	43,910
	Sanderson Farms Inc.	281,801	43,899
*	TreeHouse Foods Inc.	786,128	41,067
	Energizer Holdings Inc.	813,578	38,612
	Nu Skin Enterprises Inc. Class A	711,335	37,623
*	Coty Inc. Class A	3,987,529	35,928
	Medifast Inc.	168,375	35,665
*	Simply Good Foods Co.	1,163,723	35,400
	J & J Snack Foods Corp.	207,418	32,571
	PriceSmart Inc.	331,636	32,086
	Edgewell Personal Care Co.	779,263	30,859
[1]	B&G Foods Inc.	918,391	28,525
*	Central Garden & Pet Co. Class A	528,837	27,441
*	United Natural Foods Inc.	809,140	26,653
	Vector Group Ltd.	1,855,862	25,889
*	Hostess Brands Inc. Class A	1,803,134	25,857
	Reynolds Consumer Products Inc.	759,012	22,603
	Universal Corp.	359,083	21,182
*	Cal-Maine Foods Inc.	538,494	20,689
	Coca-Cola Consolidated Inc.	65,305	18,859
	Calavo Growers Inc.	235,272	18,267
*	Celsius Holdings Inc.	378,269	18,176
	Utz Brands Inc.	716,897	17,772
	Inter Parfums Inc.	249,841	17,721
*	USANA Health Sciences Inc.	170,976	16,687
*	Pilgrim's Pride Corp.	692,241	16,468
	National Beverage Corp.	334,775	16,374

		Shares	Market Value ($000)
*	Rite Aid Corp.	794,095	16,247
*,1	AppHarvest Inc.	846,280	15,487
*	elf Beauty Inc.	546,992	14,676
*	Chefs' Warehouse Inc.	467,436	14,238
*	BellRing Brands Inc. Class A	575,540	13,589
	Seaboard Corp.	3,660	13,505
	Weis Markets Inc.	236,278	13,354
[1]	Albertsons Cos. Inc. Class A	679,735	12,963
	Fresh Del Monte Produce Inc.	429,018	12,283
	Andersons Inc.	438,299	12,001
	Ingles Markets Inc. Class A	191,309	11,794
	John B Sanfilippo & Son Inc.	129,960	11,744
	MGP Ingredients Inc.	176,923	10,465
	SpartanNash Co.	526,449	10,334
	Turning Point Brands Inc.	177,306	9,250
*	Veru Inc.	820,375	8,840
	Tootsie Roll Industries Inc.	260,089	8,617
*	Central Garden & Pet Co.	145,798	8,458
*,1	Tattooed Chef Inc.	378,577	7,356
*,1	22nd Century Group Inc.	1,971,662	6,487
*	Whole Earth Brands Inc.	425,661	5,551
*,1	NewAge Inc.	1,847,645	5,284
*	Seneca Foods Corp. Class A	109,962	5,178
*,1	Vital Farms Inc.	222,660	4,863
*	Landec Corp.	410,184	4,348
	Nature's Sunshine Products Inc.	202,041	4,033
*	HF Foods Group Inc.	549,236	3,965
*,1	LifeMD Inc.	245,200	3,879
	Natural Grocers by Vitamin Cottage Inc.	179,385	3,148
	Limoneira Co.	175,760	3,076
	Village Super Market Inc. Class A	126,834	2,989
*	Mission Produce Inc.	132,828	2,525
	Oil-Dri Corp. of America	65,419	2,253
*	Farmer Bros Co.	213,018	2,224
*	Lifevantage Corp.	196,129	1,834
*,1	Laird Superfood Inc.	48,587	1,821
*	S&W Seed Co.	489,851	1,763
	Alico Inc.	57,072	1,704
*,1	Revlon Inc. Class A	102,446	1,263
*	Natural Alternatives International Inc.	75,391	1,158
*	Reed's Inc.	966,182	1,130
*	Edgewise Therapeutics Inc.	33,617	1,093
*,1	Alkaline Water Co. Inc.	986,237	1,075
	United-Guardian Inc.	52,397	794
	Natural Health Trends Corp.	115,655	781
*	Arcadia Biosciences Inc.	201,102	554
*	Rocky Mountain Chocolate Factory Inc.	96,131	507
*	Lifeway Foods Inc.	87,868	474
*	Guardion Health Sciences Inc.	194,919	468
*	RiceBran Technologies	449,937	445
	Ocean Bio-Chem Inc.	31,116	374
*	Coffee Holding Co. Inc.	55,673	275
*	Eastside Distilling Inc.	127,922	238
*,1	Ifresh Inc.	140,286	188
	Mannatech Inc.	7,406	151
*	Summer Infant Inc.	10,583	140
*	MedAvail Holdings Inc.	9,559	134
*	Bridgford Foods Corp.	4,554	71

		Shares	Market Value ($000)
*,1	Jupiter Wellness Inc.	6,900	33
*	Cyanotech Corp.	6,817	23
*	Willamette Valley Vineyards Inc.	1,400	13
			2,970,335
Energy (2.0%)
*	Cheniere Energy Inc.	3,270,915	235,539
	Texas Pacific Land Corp.	109,592	174,189
	Targa Resources Corp.	3,224,820	102,388
	Ovintiv Inc.	3,662,845	87,249
	Cimarex Energy Co.	1,446,202	85,890
*	EQT Corp.	3,951,466	73,418
*	ChampionX Corp.	2,606,511	56,639
*	PDC Energy Inc.	1,395,654	48,010
	Equitrans Midstream Corp.	5,745,125	46,880
*	TechnipFMC plc	5,992,153	46,259
*	CNX Resources Corp.	3,089,201	45,411
*	Southwestern Energy Co.	9,278,472	43,145
*	Renewable Energy Group Inc.	625,258	41,292
	Helmerich & Payne Inc.	1,510,713	40,729
*	Antero Resources Corp.	3,906,080	39,842
*	Range Resources Corp.	3,695,114	38,171
	Antero Midstream Corp.	4,003,258	36,149
	Matador Resources Co.	1,520,667	35,660
	Murphy Oil Corp.	2,072,575	34,011
*	Denbury Inc.	703,578	33,694
	World Fuel Services Corp.	865,245	30,457
*	Transocean Ltd.	8,184,878	29,056
*,1	Gevo Inc.	2,664,616	26,140
*,1	Callon Petroleum Co.	651,246	25,106
	SM Energy Co.	1,479,946	24,227
	Cactus Inc. Class A	753,139	23,061
*	Continental Resources Inc.	885,898	22,918
*	Clean Energy Fuels Corp.	1,651,886	22,697
*	Magnolia Oil & Gas Corp. Class A	1,880,210	21,585
*	Whiting Petroleum Corp.	555,559	19,695
*	PBF Energy Inc. Class A	1,375,814	19,468
	Delek US Holdings Inc.	881,951	19,209
	Patterson-UTI Energy Inc.	2,591,796	18,479
	Core Laboratories NV	621,877	17,904
*	Kosmos Energy Ltd.	5,812,356	17,844
	Archrock Inc.	1,811,482	17,191
	Oasis Petroleum Inc.	281,988	16,747
*	Dril-Quip Inc.	494,287	16,425
*	Green Plains Inc.	596,786	16,155
*	Oceaneering International Inc.	1,381,502	15,777
*	Liberty Oilfield Services Inc. Class A	1,140,288	12,874
*	US Silica Holdings Inc.	1,028,953	12,646
*	ProPetro Holding Corp.	1,169,812	12,470
*	DMC Global Inc.	216,194	11,731
*,1	Centennial Resource Development Inc. Class A	2,671,814	11,222
	New Fortress Energy Inc. Class A	244,379	11,219
*	Helix Energy Solutions Group Inc.	2,024,318	10,223
*	Bonanza Creek Energy Inc.	280,832	10,034
*	Arch Resources Inc.	228,485	9,505
*	Nabors Industries Ltd.	94,124	8,796
*	Bristow Group Inc. Class A	339,211	8,779
*	NexTier Oilfield Solutions Inc.	2,151,457	8,003
	International Seaways Inc.	410,235	7,950

		Shares	Market Value ($000)
*,1	Uranium Energy Corp.	2,749,887	7,865
*	Northern Oil & Gas Inc.	646,774	7,813
*	Aspen Aerogels Inc.	383,735	7,805
*	Contango Oil & Gas Co.	1,942,937	7,577
*	Par Pacific Holdings Inc.	530,098	7,485
	Brigham Minerals Inc. Class A	510,044	7,467
	CVR Energy Inc.	385,441	7,393
*	Tidewater Inc.	554,785	6,951
*,1	Tellurian Inc.	2,904,077	6,796
*	REX American Resources Corp.	76,403	6,431
*	Frank's International NV	1,677,453	5,955
*	Aemetis Inc.	226,640	5,557
*	Dorian LPG Ltd.	411,849	5,408
*	Oil States International Inc.	880,297	5,308
*,1	Alto Ingredients Inc.	974,695	5,293
	Berry Corp.	956,511	5,270
*	Talos Energy Inc.	429,272	5,168
	Solaris Oilfield Infrastructure Inc. Class A	415,565	5,099
*	W&T Offshore Inc.	1,393,889	5,004
*	Select Energy Services Inc. Class A	922,834	4,596
*	TETRA Technologies Inc.	1,796,542	4,312
*	Comstock Resources Inc.	765,588	4,241
*	NextDecade Corp.	1,576,885	4,210
*	RPC Inc.	769,920	4,158
*	CONSOL Energy Inc.	414,116	4,025
*	Newpark Resources Inc.	1,267,274	3,979
*	Laredo Petroleum Inc.	129,093	3,881
*	Diamond S Shipping Inc.	352,698	3,538
*	Centrus Energy Corp. Class A	142,424	3,378
*,1	Torchlight Energy Resources Inc.	1,713,531	3,136
*	Peabody Energy Corp.	1,005,717	3,077
*	Penn Virginia Corp.	229,411	3,074
*	FTS International Inc. Class A	123,600	3,058
*	Mammoth Energy Services Inc.	497,345	2,646
	Falcon Minerals Corp.	587,838	2,639
*	Earthstone Energy Inc. Class A	326,791	2,337
*,1	Westwater Resources Inc.	427,214	2,294
*,1	Ring Energy Inc.	959,798	2,217
*	Overseas Shipholding Group Inc. Class A	1,059,338	2,182
	Altus Midstream Co.	40,277	2,113
*	Battalion Oil Corp.	181,800	1,978
*	RigNet Inc.	216,092	1,884
*	SandRidge Energy Inc.	452,207	1,768
*	VAALCO Energy Inc.	759,457	1,701
*	Natural Gas Services Group Inc.	179,377	1,693
*	Geospace Technologies Corp.	179,738	1,639
*	SEACOR Marine Holdings Inc.	290,748	1,550
*	Amplify Energy Corp.	545,236	1,516
	NACCO Industries Inc. Class A	60,211	1,502
	Evolution Petroleum Corp.	435,404	1,472
*,1	KLX Energy Services Holdings Inc.	79,322	1,272
*	Exterran Corp.	376,963	1,267
*	Goodrich Petroleum Corp.	127,665	1,208
*	Duckhorn Portfolio Inc.	71,791	1,205
*	Forum Energy Technologies Inc.	59,996	1,112
*	Epsilon Energy Ltd.	270,604	1,054
*	Design Therapeutics Inc.	35,036	1,048
*,1	American Resources Corp. Class A	241,416	917

		Shares	Market Value ($000)
*	Gulf Island Fabrication Inc.	228,031	880
*,1	ENGlobal Corp.	191,263	864
*	Smart Sand Inc.	337,456	854
	Adams Resources & Energy Inc.	26,556	744
*	SilverBow Resources Inc.	83,676	651
	PHX Minerals Inc.	223,317	641
*	Dawson Geophysical Co.	260,463	638
*	Hallador Energy Co.	269,977	499
*	Profire Energy Inc.	441,797	486
*	US Well Services Inc. Class A	457,534	476
*,1	Vertex Energy Inc.	318,653	449
*,1	Abraxas Petroleum Corp.	142,198	446
*	Nine Energy Service Inc.	182,835	421
*,1	Camber Energy Inc.	364,256	375
*	MIND Technology Inc.	165,870	373
*	Ranger Energy Services Inc. Class A	66,043	362
*	ION Geophysical Corp.	161,756	346
*,1	Riley Exploration Permian Inc.	12,410	323
*	NCS Multistage Holdings Inc.	10,147	282
*	Independence Contract Drilling Inc.	75,420	249
*,1	Houston American Energy Corp.	116,519	235
*	PrimeEnergy Resources Corp.	4,191	220
*,1	US Energy Corp. Wyoming	44,160	193
*,1	Superior Drilling Products Inc.	200,379	178
*	Barnwell Industries Inc.	62,082	160
*	Mexco Energy Corp.	16,503	146
*	PEDEVCO Corp.	96,562	141
*	Nuverra Environmental Solutions Inc.	56,792	131
*	New Concept Energy Inc.	29,463	126
*,1	Enservco Corp.	65,945	114
*,1	Miragen Therapeutics Inc. CVR	330,960	7
*,1,2	Harvest Natural Resources Inc.	133,886	—
			2,128,690
Financials (13.8%)
	Blackstone Group Inc.	9,686,051	721,901
	KKR & Co. Inc.	8,151,433	398,197
	Ally Financial Inc.	5,298,172	239,530
*	Markel Corp.	195,277	222,542
*	Arch Capital Group Ltd.	5,713,644	219,233
	Signature Bank	809,852	183,108
	Equitable Holdings Inc.	5,528,062	180,325
	Annaly Capital Management Inc.	19,708,739	169,495
	Fidelity National Financial Inc.	4,138,610	168,276
	FactSet Research Systems Inc.	536,984	165,708
	LPL Financial Holdings Inc.	1,126,599	160,157
	Brown & Brown Inc.	3,305,330	151,087
	East West Bancorp Inc.	2,002,920	147,815
	Apollo Global Management Inc. Class A	2,992,405	140,673
	Western Alliance Bancorp	1,465,584	138,410
	First Horizon Corp.	7,855,127	132,830
	AGNC Investment Corp.	7,637,997	128,013
*	Alleghany Corp.	198,570	124,362
	Reinsurance Group of America Inc.	964,231	121,541
	RenaissanceRe Holdings Ltd.	721,336	115,594
	Commerce Bancshares Inc.	1,499,812	114,901
	American Financial Group Inc.	990,272	112,990
	Voya Financial Inc.	1,746,961	111,177
	Tradeweb Markets Inc. Class A	1,436,178	106,277

		Shares	Market Value ($000)
	SEI Investments Co.	1,677,761	102,226
	TCF Financial Corp.	2,162,027	100,448
	Starwood Property Trust Inc.	4,034,335	99,809
	Prosperity Bancshares Inc.	1,327,499	99,416
	Synovus Financial Corp.	2,104,542	96,283
	Pinnacle Financial Partners Inc.	1,079,716	95,728
	Stifel Financial Corp.	1,481,554	94,908
	First Financial Bankshares Inc.	2,016,629	94,237
	Affiliated Managers Group Inc.	601,773	89,682
*	Athene Holding Ltd. Class A	1,767,599	89,087
	First American Financial Corp.	1,562,855	88,536
	Old Republic International Corp.	3,995,748	87,267
	Cullen/Frost Bankers Inc.	796,438	86,621
	Jefferies Financial Group Inc.	2,857,247	86,003
	First Citizens BancShares Inc. Class A	102,745	85,871
	SLM Corp.	4,768,105	85,683
	Popular Inc.	1,204,853	84,725
	New York Community Bancorp Inc.	6,654,407	83,979
	Interactive Brokers Group Inc. Class A	1,139,119	83,201
	Primerica Inc.	558,141	82,504
	Ares Management Corp. Class A	1,405,465	78,748
	South State Corp.	1,002,769	78,727
	Valley National Bancorp	5,679,994	78,043
	Erie Indemnity Co. Class A	353,245	78,035
	Evercore Inc. Class A	591,552	77,931
	Glacier Bancorp Inc.	1,354,162	77,296
	Essent Group Ltd.	1,592,461	75,626
	Janus Henderson Group plc	2,407,206	74,984
	CIT Group Inc.	1,382,888	71,233
	Webster Financial Corp.	1,276,440	70,345
	United Bankshares Inc.	1,817,384	70,115
	Kemper Corp.	876,568	69,880
	Bank OZK	1,708,890	69,808
	Lazard Ltd. Class A	1,591,796	69,259
	Morningstar Inc.	303,723	68,350
	Hanover Insurance Group Inc.	513,729	66,507
	MGIC Investment Corp.	4,773,174	66,108
	New Residential Investment Corp.	5,817,619	65,448
	Blackstone Mortgage Trust Inc. Class A	2,085,901	64,663
	OneMain Holdings Inc.	1,178,674	63,318
	Sterling Bancorp	2,726,801	62,771
	RLI Corp.	561,677	62,666
	Radian Group Inc.	2,687,921	62,494
	PacWest Bancorp	1,637,830	62,483
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,113,704	62,479
	Wintrust Financial Corp.	803,581	60,911
	Selective Insurance Group Inc.	838,217	60,804
	Carlyle Group Inc.	1,645,524	60,489
*,1	Credit Acceptance Corp.	165,404	59,583
	Community Bank System Inc.	766,027	58,770
	Home BancShares Inc.	2,145,566	58,038
	FNB Corp.	4,558,536	57,893
	BankUnited Inc.	1,313,534	57,730
	Pacific Premier Bancorp Inc.	1,323,946	57,512
	UMB Financial Corp.	614,031	56,693
	Axis Capital Holdings Ltd.	1,130,704	56,049
	Umpqua Holdings Corp.	3,088,996	54,212
*	Brighthouse Financial Inc.	1,222,832	54,110

		Shares	Market Value ($000)
	Hancock Whitney Corp.	1,221,639	51,321
	Ameris Bancorp	970,250	50,948
	Eastern Bankshares Inc.	2,619,753	50,535
	First Hawaiian Inc.	1,841,425	50,400
	Bank of Hawaii Corp.	561,837	50,279
*	Texas Capital Bancshares Inc.	707,831	50,199
	Kinsale Capital Group Inc.	298,394	49,175
	White Mountains Insurance Group Ltd.	43,899	48,943
	Houlihan Lokey Inc. Class A	722,687	48,066
*	Cannae Holdings Inc.	1,202,072	47,626
	Investors Bancorp Inc.	3,223,155	47,348
	CNO Financial Group Inc.	1,890,273	45,915
	Assured Guaranty Ltd.	1,080,093	45,666
*	Enstar Group Ltd.	184,665	45,562
	Associated Banc-Corp	2,129,830	45,451
	Artisan Partners Asset Management Inc. Class A	869,709	45,373
	Moelis & Co. Class A	821,605	45,090
*	Open Lending Corp. Class A	1,270,052	44,985
	Old National Bancorp	2,311,655	44,707
	Simmons First National Corp. Class A	1,504,478	44,638
	Columbia Banking System Inc.	1,022,042	44,040
	BancorpSouth Bank	1,344,695	43,676
	Walker & Dunlop Inc.	418,625	43,010
	Atlantic Union Bankshares Corp.	1,115,184	42,778
	Cathay General Bancorp	1,044,565	42,597
	United Community Banks Inc.	1,236,354	42,184
	Federated Hermes Inc. Class B	1,342,811	42,030
	ServisFirst Bancshares Inc.	676,172	41,470
	Chimera Investment Corp.	3,239,079	41,136
	PROG Holdings Inc.	943,184	40,830
	Hamilton Lane Inc. Class A	460,281	40,762
	CVB Financial Corp.	1,822,797	40,266
	Independent Bank Corp. (Massachusetts)	472,398	39,771
	Fulton Financial Corp.	2,302,672	39,215
	BOK Financial Corp.	434,295	38,791
*	Silvergate Capital Corp. Class A	268,446	38,165
	Independent Bank Group Inc.	527,208	38,086
[1]	Rocket Cos. Inc. Class A	1,637,346	37,806
	American Equity Investment Life Holding Co.	1,195,745	37,702
	FirstCash Inc.	572,755	37,613
	PennyMac Financial Services Inc.	561,755	37,565
	Navient Corp.	2,582,251	36,952
	Cadence Bancorp Class A	1,739,390	36,058
	First Merchants Corp.	774,993	36,037
*	Trupanion Inc.	471,719	35,950
	International Bancshares Corp.	770,133	35,750
	Virtu Financial Inc. Class A	1,151,111	35,742
	First Midwest Bancorp Inc.	1,623,617	35,573
*	Green Dot Corp. Class A	769,759	35,247
	First Bancorp (XNYS)	3,112,447	35,046
*	Mr Cooper Group Inc.	1,003,597	34,885
	WesBanco Inc.	947,275	34,159
*	Axos Financial Inc.	714,593	33,593
	WSFS Financial Corp.	674,463	33,582
	First Financial Bancorp	1,385,067	33,242
	Renasant Corp.	793,015	32,815
*	LendingTree Inc.	153,321	32,657
	Washington Federal Inc.	1,046,092	32,220

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	931,710	31,799
	Trustmark Corp.	899,614	30,281
	Flagstar Bancorp Inc.	665,428	30,011
	Live Oak Bancshares Inc.	436,133	29,871
	Sandy Spring Bancorp Inc.	674,181	29,280
*	NMI Holdings Inc. Class A	1,222,227	28,893
	Two Harbors Investment Corp.	3,891,843	28,527
*	Seacoast Banking Corp. of Florida	772,636	28,000
	Heartland Financial USA Inc.	554,574	27,873
	Towne Bank	911,665	27,715
*	eHealth Inc.	373,165	27,140
	Santander Consumer USA Holdings Inc.	998,585	27,022
	PennyMac Mortgage Investment Trust	1,353,993	26,538
	Hope Bancorp Inc.	1,759,071	26,492
	Park National Corp.	204,612	26,456
	Banner Corp.	496,001	26,452
	Horace Mann Educators Corp.	599,158	25,890
	MFA Financial Inc.	6,350,433	25,846
	Northwest Bancshares Inc.	1,765,572	25,513
	Apollo Commercial Real Estate Finance Inc.	1,809,048	25,272
	Arbor Realty Trust Inc.	1,580,678	25,133
	Goosehead Insurance Inc. Class A	233,895	25,069
	NBT Bancorp Inc.	627,984	25,057
	Capitol Federal Financial Inc.	1,880,650	24,909
	Lakeland Financial Corp.	357,654	24,746
	Argo Group International Holdings Ltd.	491,386	24,727
*	PRA Group Inc.	658,480	24,410
*	Triumph Bancorp Inc.	313,001	24,223
	Virtus Investment Partners Inc.	102,218	24,072
	New York Mortgage Trust Inc.	5,380,874	24,053
*	Genworth Financial Inc. Class A	7,229,787	24,003
*	Focus Financial Partners Inc. Class A	573,876	23,885
	Great Western Bancorp Inc.	783,941	23,746
	Westamerica Bancorp	377,833	23,720
	Eagle Bancorp Inc.	443,099	23,577
*,1	Lemonade Inc.	253,022	23,564
	Provident Financial Services Inc.	1,049,540	23,384
	Mercury General Corp.	381,801	23,217
	PJT Partners Inc. Class A	338,970	22,931
*,1	Upstart Holdings Inc.	175,365	22,598
	Waddell & Reed Financial Inc. Class A	895,601	22,435
	Veritex Holdings Inc.	682,170	22,321
	First Interstate BancSystem Inc. Class A	480,792	22,136
	BGC Partners Inc. Class A	4,539,965	21,928
	Enterprise Financial Services Corp.	442,178	21,861
	Piper Sandler Cos.	198,786	21,797
	Cohen & Steers Inc.	327,401	21,389
	Nelnet Inc. Class A	291,153	21,178
*	Palomar Holdings Inc.	312,504	20,950
	ProAssurance Corp.	777,852	20,815
	OceanFirst Financial Corp.	867,730	20,773
	Meta Financial Group Inc.	456,897	20,702
	Ladder Capital Corp. Class A	1,747,969	20,626
	FB Financial Corp.	455,088	20,233
	Stewart Information Services Corp.	386,184	20,093
	James River Group Holdings Ltd.	439,069	20,030
	First Commonwealth Financial Corp.	1,382,960	19,873
	S&T Bancorp Inc.	568,725	19,052

		Shares	Market Value ($000)
*	LendingClub Corp.	1,140,861	18,847
*	Selectquote Inc.	637,924	18,825
	Broadmark Realty Capital Inc.	1,796,173	18,788
*	Enova International Inc.	525,604	18,648
	City Holding Co.	224,812	18,385
*	Encore Capital Group Inc.	456,504	18,365
	Premier Financial Corp.	543,652	18,082
	TriCo Bancshares	378,189	17,915
	BancFirst Corp.	253,260	17,903
	Brightsphere Investment Group Inc.	865,000	17,629
	First Busey Corp.	677,672	17,382
	Safety Insurance Group Inc.	206,077	17,362
	Southside Bancshares Inc.	447,801	17,245
	National Bank Holdings Corp. Class A	433,438	17,199
	First Bancorp (XNGS)	395,248	17,193
	AMERISAFE Inc.	268,124	17,160
	Redwood Trust Inc.	1,637,960	17,051
	Employers Holdings Inc.	395,017	17,009
	Brookline Bancorp Inc.	1,131,415	16,971
	CNA Financial Corp.	380,207	16,969
*	BRP Group Inc. Class A	617,486	16,826
	German American Bancorp Inc.	354,338	16,378
	OFG Bancorp	719,315	16,271
	Berkshire Hills Bancorp Inc.	722,777	16,132
	Boston Private Financial Holdings Inc.	1,183,109	15,759
	Dime Community Bancshares Inc.	507,880	15,308
	Stock Yards Bancorp Inc.	294,906	15,058
*	StoneX Group Inc.	228,638	14,948
*	Bancorp Inc.	711,974	14,752
	Tompkins Financial Corp.	176,085	14,562
	TFS Financial Corp.	713,077	14,525
	Heritage Financial Corp.	503,469	14,218
	StepStone Group Inc. Class A	401,019	14,144
	Origin Bancorp Inc.	326,111	13,830
	Meridian Bancorp Inc.	742,172	13,671
	B. Riley Financial Inc.	240,867	13,580
	HomeStreet Inc.	304,257	13,409
	American National Group Inc.	121,643	13,122
	First Foundation Inc.	556,537	13,056
*	Customers Bancorp Inc.	409,607	13,034
	Cowen Inc. Class A	368,195	12,942
[1]	Invesco Mortgage Capital Inc.	3,218,087	12,905
	Kearny Financial Corp.	1,067,442	12,895
	Bryn Mawr Bank Corp.	281,515	12,812
	Lakeland Bancorp Inc.	722,290	12,590
	Washington Trust Bancorp Inc.	242,976	12,545
	ConnectOne Bancorp Inc.	482,033	12,220
*	SiriusPoint Ltd.	1,189,913	12,101
	Preferred Bank	189,277	12,053
	Univest Financial Corp.	416,551	11,909
	Federal Agricultural Mortgage Corp. Class C	117,099	11,794
*	Columbia Financial Inc.	672,466	11,755
	ARMOUR Residential REIT Inc.	961,321	11,728
	1st Source Corp.	246,181	11,713
	HarborOne Bancorp Inc.	856,129	11,532
*	Donnelley Financial Solutions Inc.	399,688	11,123
*	Ambac Financial Group Inc.	663,849	11,113
	Ready Capital Corp.	823,841	11,056

		Shares	Market Value ($000)
	First Bancshares Inc.	300,808	11,013
	Banc of California Inc.	607,545	10,984
*	Blucora Inc.	653,344	10,872
*	Nicolet Bankshares Inc.	130,171	10,864
	United Fire Group Inc.	311,110	10,827
	Allegiance Bancshares Inc.	264,927	10,740
	Northfield Bancorp Inc.	672,244	10,702
	Central Pacific Financial Corp.	393,973	10,511
	Heritage Commerce Corp.	847,704	10,359
*	MetroMile Inc.	1,004,767	10,339
	Camden National Corp.	215,896	10,333
	QCR Holdings Inc.	216,279	10,213
	TrustCo Bank Corp.	1,363,743	10,051
*	Watford Holdings Ltd.	289,314	10,013
	Horizon Bancorp Inc.	534,823	9,937
	Colony Credit Real Estate Inc.	1,162,592	9,905
	TPG RE Finance Trust Inc.	882,507	9,884
	Ellington Financial Inc.	609,148	9,752
	Granite Point Mortgage Trust Inc.	813,308	9,735
	Community Trust Bancorp Inc.	220,843	9,724
*	TriState Capital Holdings Inc.	417,026	9,617
	First Mid Bancshares Inc.	218,607	9,603
	Merchants Bancorp	227,886	9,558
	Flushing Financial Corp.	443,566	9,417
	WisdomTree Investments Inc.	1,491,154	9,320
	Altabancorp	218,883	9,202
	Hanmi Financial Corp.	455,405	8,985
*	CrossFirst Bankshares Inc.	651,394	8,983
	Peoples Bancorp Inc.	260,179	8,630
	CBTX Inc.	280,784	8,626
	Capstead Mortgage Corp.	1,384,179	8,623
	First Financial Corp.	188,970	8,506
	Great Southern Bancorp Inc.	149,728	8,485
	Midland States Bancorp Inc.	292,638	8,118
	Arrow Financial Corp.	240,575	8,014
	FBL Financial Group Inc. Class A	141,215	7,897
	Cambridge Bancorp	91,668	7,729
	Independent Bank Corp. (Michigan)	325,994	7,706
	Dynex Capital Inc.	402,542	7,620
	Peapack-Gladstone Financial Corp.	243,962	7,534
	KKR Real Estate Finance Trust Inc.	406,153	7,469
	Financial Institutions Inc.	244,484	7,405
*	GoHealth Inc. Class A	620,206	7,250
[1]	Orchid Island Capital Inc.	1,191,320	7,160
	National Western Life Group Inc. Class A	28,496	7,096
	Mercantile Bank Corp.	216,400	7,027
*	Atlantic Capital Bancshares Inc.	288,560	6,954
*	World Acceptance Corp.	53,537	6,947
	Ares Commercial Real Estate Corp.	505,020	6,929
	Byline Bancorp Inc.	324,136	6,855
	First of Long Island Corp.	316,648	6,729
	First Community Bankshares Inc.	223,864	6,714
	Amalgamated Financial Corp.	403,250	6,690
	Reliant Bancorp Inc.	232,317	6,672
	Bank of Marin Bancorp	168,301	6,591
	Bank First Corp.	87,139	6,535
	HCI Group Inc.	83,733	6,432
	Business First Bancshares Inc.	268,394	6,423

		Shares	Market Value ($000)
	Hingham Institution For Savings	22,625	6,420
*	MBIA Inc.	665,961	6,407
	Bar Harbor Bankshares	215,719	6,346
	HomeTrust Bancshares Inc.	258,751	6,301
[1]	UWM Holdings Corp.	787,000	6,241
	Victory Capital Holdings Inc. Class A	243,681	6,228
	Waterstone Financial Inc.	302,721	6,182
	Farmers National Banc Corp.	366,380	6,119
	Republic Bancorp Inc. Class A	138,028	6,113
	MidWestOne Financial Group Inc.	196,668	6,091
	Universal Insurance Holdings Inc.	422,694	6,061
*	Metropolitan Bank Holding Corp.	118,622	5,974
	Alerus Financial Corp.	199,927	5,954
	West Bancorp Inc.	244,239	5,884
*	Equity Bancshares Inc. Class A	212,401	5,820
*	AssetMark Financial Holdings Inc.	248,751	5,806
	Diamond Hill Investment Group Inc.	36,920	5,760
	Sculptor Capital Management Inc. Class A	260,318	5,696
	Oppenheimer Holdings Inc. Class A	141,756	5,677
	Citizens & Northern Corp.	238,406	5,669
	American National Bankshares Inc.	170,162	5,627
[1]	GCM Grosvenor Inc. Class A	464,400	5,526
	CNB Financial Corp.	224,451	5,524
*	Bridgewater Bancshares Inc.	337,396	5,449
	Old Second Bancorp Inc.	411,601	5,437
	Regional Management Corp.	155,588	5,393
*	Oportun Financial Corp.	248,153	5,139
*,1	Root Inc. Class A	399,634	5,087
	First Internet Bancorp	139,782	4,925
*	Amerant Bancorp Inc. Class A	263,513	4,893
	State Auto Financial Corp.	246,990	4,868
	MVB Financial Corp.	143,588	4,853
	Sierra Bancorp	177,997	4,770
*	Carter Bankshares Inc.	336,610	4,699
	Guaranty Bancshares Inc.	127,669	4,692
	Capital City Bank Group Inc.	179,496	4,670
	Peoples Financial Services Corp.	108,265	4,573
	SmartFinancial Inc.	208,936	4,523
	Heritage Insurance Holdings Inc.	405,975	4,498
	Civista Bancshares Inc.	194,866	4,470
	Metrocity Bankshares Inc.	289,352	4,450
*	Southern First Bancshares Inc.	94,162	4,414
	First Bancorp Inc.	150,877	4,404
	Northrim Bancorp Inc.	103,106	4,383
	PCSB Financial Corp.	257,711	4,281
	Century Bancorp Inc. Class A	45,568	4,252
	RBB Bancorp	207,588	4,208
	Independence Holding Co.	102,073	4,068
	Home Bancorp Inc.	112,108	4,041
	FS Bancorp Inc.	60,010	4,033
	Capstar Financial Holdings Inc.	232,364	4,008
*	Greenlight Capital Re Ltd. Class A	452,185	3,934
*	EZCORP Inc. Class A	775,726	3,855
	Farmers & Merchants Bancorp Inc.	152,161	3,825
	Southern Missouri Bancorp Inc.	96,899	3,820
	Blue Ridge Bankshares Inc.	169,700	3,723
	Red River Bancshares Inc.	66,269	3,712
*	Citizens Inc. Class A	636,472	3,685

		Shares	Market Value ($000)
	Protective Insurance Corp. Class B	160,081	3,661
	Curo Group Holdings Corp.	244,120	3,562
	ACNB Corp.	120,407	3,528
	Investors Title Co.	21,152	3,511
	Spirit of Texas Bancshares Inc.	156,392	3,489
	Territorial Bancorp Inc.	131,482	3,479
*	Howard Bancorp Inc.	209,553	3,445
	Enterprise Bancorp Inc.	105,588	3,434
	Primis Financial Corp.	233,794	3,399
	Greenhill & Co. Inc.	206,021	3,395
	South Plains Financial Inc.	148,800	3,381
*	Professional Holding Corp. Class A	183,628	3,373
	Macatawa Bank Corp.	337,024	3,353
	Great Ajax Corp.	307,402	3,351
	Bank of Commerce Holdings	260,812	3,325
*	Maiden Holdings Ltd.	1,005,248	3,317
*	Ocwen Financial Corp.	115,930	3,296
*	Coastal Financial Corp.	124,583	3,267
*	BayCom Corp.	177,771	3,203
	Orrstown Financial Services Inc.	143,092	3,191
	Summit Financial Group Inc.	119,570	3,175
	National Bankshares Inc.	88,924	3,158
	Tiptree Inc. Class A	344,307	3,082
	Provident Bancorp Inc.	212,880	3,065
	Fidelity D&D Bancorp Inc.	49,715	3,057
	Western New England Bancorp Inc.	360,898	3,042
	Shore Bancshares Inc.	178,200	3,033
*	Republic First Bancorp Inc.	803,583	3,030
	Ames National Corp.	118,092	3,021
	LCNB Corp.	171,726	3,005
	First Choice Bancorp	119,990	2,917
	Mid Penn Bancorp Inc.	108,688	2,914
	First Business Financial Services Inc.	116,955	2,892
	BCB Bancorp Inc.	206,294	2,847
	Donegal Group Inc. Class A	191,590	2,847
	Western Asset Mortgage Capital Corp.	880,906	2,810
	Luther Burbank Corp.	234,895	2,779
	First Bank	227,422	2,768
	Norwood Financial Corp.	103,366	2,751
	Northeast Bank	103,577	2,733
	Investar Holding Corp.	132,768	2,728
	Evans Bancorp Inc.	80,022	2,712
	A-Mark Precious Metals Inc.	74,901	2,696
*	Select Bancorp Inc.	236,802	2,621
*	Trean Insurance Group Inc.	161,148	2,603
	Community Bankers Trust Corp.	294,900	2,601
	Crawford & Co. Class B	266,713	2,584
	Premier Financial Bancorp Inc.	137,424	2,555
*	Atlanticus Holdings Corp.	84,031	2,549
	Community Financial Corp.	74,250	2,543
	PCB Bancorp	168,864	2,533
	Cherry Hill Mortgage Investment Corp.	267,036	2,494
*	Arlington Asset Investment Corp. Class A	616,281	2,490
	Timberland Bancorp Inc.	88,996	2,475
	AG Mortgage Investment Trust Inc.	593,008	2,390
	First Northwest Bancorp	143,194	2,380
*	Esquire Financial Holdings Inc.	103,937	2,371
	Pzena Investment Management Inc. Class A	224,114	2,360

		Shares	Market Value ($000)
	Parke Bancorp Inc.	117,162	2,342
	United Insurance Holdings Corp.	321,956	2,321
*	ACRES Commercial Realty Corp.	159,052	2,321
	Central Valley Community Bancorp	125,718	2,314
	Meridian Corp.	88,121	2,291
*	Pacific Mercantile Bancorp	252,695	2,249
	Bankwell Financial Group Inc.	83,321	2,245
	Codorus Valley Bancorp Inc.	118,516	2,182
	OP Bancorp	207,322	2,181
	Bank of Princeton	75,810	2,170
*	NI Holdings Inc.	117,411	2,170
*	Safeguard Scientifics Inc.	317,943	2,168
	Unity Bancorp Inc.	96,925	2,132
	ESSA Bancorp Inc.	133,034	2,129
	BankFinancial Corp.	204,346	2,109
*	FVCBankcorp Inc.	120,415	2,086
	Penns Woods Bancorp Inc.	85,255	2,054
*	SWK Holdings Corp.	140,901	2,049
	Severn Bancorp Inc.	166,056	2,009
*	California Bancorp	111,000	1,977
	Middlefield Banc Corp.	94,048	1,971
	Citizens Community Bancorp Inc.	157,258	1,952
*	Capital Bancorp Inc.	100,874	1,946
	1st Constitution Bancorp	110,376	1,944
	Chemung Financial Corp.	46,289	1,936
*	Malvern Bancorp Inc.	102,938	1,917
[1]	First Capital Inc.	38,982	1,899
	ChoiceOne Financial Services Inc.	78,643	1,891
	Crawford & Co. Class A	176,573	1,881
	Eagle Bancorp Montana Inc.	77,227	1,878
	Ellington Residential Mortgage REIT	151,502	1,865
	Associated Capital Group Inc. Class A	51,741	1,855
	Richmond Mutual Bancorp Inc.	136,621	1,853
	HBT Financial Inc.	107,073	1,833
*	MainStreet Bancshares Inc.	87,486	1,816
	Mackinac Financial Corp.	128,400	1,800
	Standard AVB Financial Corp.	55,096	1,799
	First United Corp.	101,549	1,789
	Riverview Bancorp Inc.	256,932	1,781
*	ProSight Global Inc.	137,233	1,729
*	Velocity Financial Inc.	194,415	1,724
	First Community Corp.	86,350	1,723
	Westwood Holdings Group Inc.	118,862	1,719
	First Guaranty Bancshares Inc.	95,755	1,715
	Marlin Business Services Corp.	125,552	1,713
	County Bancorp Inc.	70,459	1,689
*	Guild Holdings Co. Class A	118,454	1,682
	Bank of South Carolina Corp.	72,771	1,645
*	First Western Financial Inc.	65,774	1,645
	C&F Financial Corp.	36,986	1,638
*	Security National Financial Corp. Class A	174,529	1,632
	SB Financial Group Inc.	88,836	1,622
	United Security Bancshares	196,870	1,612
	CB Financial Services Inc.	71,072	1,573
	Peoples Bancorp of North Carolina Inc.	66,525	1,573
	Nexpoint Real Estate Finance Inc.	84,363	1,567
	FNCB Bancorp Inc.	204,000	1,538
	Provident Financial Holdings Inc.	89,437	1,511

		Shares	Market Value ($000)
	Hawthorn Bancshares Inc.	70,904	1,510
	Federal Agricultural Mortgage Corp. Class A	16,650	1,498
	Franklin Financial Services Corp.	47,974	1,496
*	Medallion Financial Corp.	211,543	1,491
	First Financial Northwest Inc.	104,176	1,485
	Sachem Capital Corp.	284,511	1,485
*	Randolph Bancorp Inc.	73,561	1,471
	First Savings Financial Group Inc.	21,830	1,466
	US Global Investors Inc. Class A	206,953	1,445
*	Sterling Bancorp Inc.	251,548	1,424
	Oak Valley Bancorp	80,206	1,376
*	Manning & Napier Inc. Class A	209,696	1,357
*	loanDepot Inc. Class A	67,000	1,336
*	MMA Capital Holdings Inc.	57,841	1,319
	GAMCO Investors Inc. Class A	69,893	1,297
	Summit State Bank	78,386	1,279
*	Pioneer Bancorp Inc.	109,161	1,272
	CF Bankshares Inc.	63,590	1,269
	American River Bankshares	77,554	1,265
*	PDL Community Bancorp	113,139	1,257
	Colony Bankcorp Inc.	79,731	1,244
	Silvercrest Asset Management Group Inc. Class A	83,135	1,195
	Salisbury Bancorp Inc.	26,823	1,191
	Prudential Bancorp Inc.	80,339	1,186
	Level One Bancorp Inc.	45,689	1,178
	Union Bankshares Inc.	38,565	1,157
[1]	First National Corp.	64,822	1,156
*	Nicholas Financial Inc.	107,396	1,135
	Ohio Valley Banc Corp.	45,934	1,115
	AmeriServ Financial Inc.	273,459	1,110
	Plumas Bancorp	37,769	1,105
	Citizens Holding Co.	54,367	1,082
	Old Point Financial Corp.	45,108	1,061
	Kingstone Cos. Inc.	123,825	1,057
*	Hallmark Financial Services Inc.	270,526	1,050
	United Bancorp Inc.	67,245	963
*	HMN Financial Inc.	47,410	953
	Sound Financial Bancorp Inc.	22,740	947
*	Elevate Credit Inc.	308,950	902
	Landmark Bancorp Inc.	33,410	883
	Donegal Group Inc. Class B	61,092	834
*	Consumer Portfolio Services Inc.	195,871	789
	Lument Finance Trust Inc.	223,295	788
	IF Bancorp Inc.	36,116	777
	Auburn National Bancorp Inc.	19,698	756
	Guaranty Federal Bancshares Inc.	38,891	753
	First US Bancshares Inc.	77,118	717
	Community West Bancshares	55,714	715
	FedNat Holding Co.	148,849	689
	Partners Bancorp	88,606	648
*	Broadway Financial Corp.	258,771	644
*,1	Oscar Health Inc. Class A	23,944	644
	Greene County Bancorp Inc.	25,448	636
	Bank7 Corp.	35,700	629
*	Limestone Bancorp Inc.	35,467	562
	Tremont Mortgage Trust	94,591	544
*	Siebert Financial Corp.	129,565	525
*	Heritage Global Inc.	176,967	504

		Shares	Market Value ($000)
	Hennessy Advisors Inc.	57,467	494
*	FFBW Inc.	42,656	480
*	Cricut Inc. Class A	24,033	476
*	FlexShopper Inc.	181,219	469
	Manhattan Bridge Capital Inc.	76,988	469
	Pathfinder Bancorp Inc.	31,500	449
	Emclaire Financial Corp.	14,818	408
	United Bancshares Inc.	15,523	392
*	Impac Mortgage Holdings Inc.	181,058	364
	Oconee Federal Financial Corp.	13,333	348
*,1	LM Funding America Inc.	253,240	327
*	Bogota Financial Corp.	29,940	307
*	Atlantic American Corp.	77,781	286
	Riverview Financial Corp.	27,284	285
	Cortland Bancorp	12,650	279
	Fauquier Bankshares Inc.	12,871	274
	Elmira Savings Bank	20,134	272
*	Kingsway Financial Services Inc.	51,368	239
*	Rhinebeck Bancorp Inc.	21,520	224
	CBM Bancorp Inc.	15,795	221
*	Affinity Bancshares Inc.	17,788	216
*	Cohen & Co. Inc.	8,116	193
*,1	Oxbridge Re Holdings Ltd.	70,296	178
*	Ashford Inc.	19,599	174
	Bank of the James Financial Group Inc.	12,209	173
	Mid-Southern Bancorp Inc.	10,235	156
*	Magyar Bancorp Inc.	10,465	144
	Glen Burnie Bancorp	9,237	107
*	Conifer Holdings Inc.	24,973	94
*	Medley Management Inc. Class A	10,714	75
*	FG Financial Group Inc.	15,130	70
	Home Federal Bancorp Inc. of Louisiana	2,217	69
	Kentucky First Federal Bancorp	9,399	63
*	OptimumBank Holdings Inc.	14,519	56
	Value Line Inc.	1,919	54
*	Village Bank & Trust Financial Corp.	1,338	53
*	Reliance Global Group Inc.	12,154	53
*	ICC Holdings Inc.	2,593	38
*	Patriot National Bancorp Inc.	3,079	31
*	GWG Holdings Inc.	2,941	21
*,2	First Eagle Private Credit LLC CVR	225,787	21
*	Carver Bancorp Inc.	1,700	15
	National Security Group Inc.	1,272	13
*	HV Bancorp Inc.	525	10
*	Unico American Corp.	1,377	7
	Lake Shore Bancorp Inc.	300	4
*,2	F-star Therapeutics Inc. CVR	40,838	3
	WVS Financial Corp.	100	2
*,2	Frontier Financial Corp.	1	—
*,2	Contra Costa County Public Financing Authority CVR	101,693	—
			14,610,053
Health Care (15.4%)
*	Moderna Inc.	4,323,828	566,205
*	Veeva Systems Inc. Class A	1,865,216	487,269
*	Teladoc Health Inc.	1,841,989	334,782
*	Exact Sciences Corp.	2,398,253	316,042
*	Horizon Therapeutics plc	3,178,311	292,532
*	Insulet Corp.	936,061	244,237

		Shares	Market Value ($000)
*	Seagen Inc.	1,715,902	238,270
*	Alnylam Pharmaceuticals Inc.	1,652,990	233,386
*	Avantor Inc.	7,322,633	211,844
	Bio-Techne Corp.	550,072	210,089
*	Charles River Laboratories International Inc.	703,995	204,039
*	Elanco Animal Health Inc.	6,701,920	197,372
*	BioMarin Pharmaceutical Inc.	2,571,401	194,167
*	Molina Healthcare Inc.	822,111	192,177
*	10X Genomics Inc. Class A	1,037,716	187,827
*	Guardant Health Inc.	1,212,013	185,014
*	Novavax Inc.	956,457	173,415
*	Masimo Corp.	720,498	165,470
*	Novocure Ltd.	1,204,961	159,272
*	PRA Health Sciences Inc.	915,471	140,369
*	Repligen Corp.	721,991	140,362
*	Jazz Pharmaceuticals plc	796,810	130,972
*	Penumbra Inc.	480,576	130,034
*	Neurocrine Biosciences Inc.	1,327,492	129,099
*	Amedisys Inc.	464,778	123,069
	Encompass Health Corp.	1,403,231	114,925
*	Natera Inc.	1,106,847	112,389
*	Mirati Therapeutics Inc.	642,296	110,025
*	United Therapeutics Corp.	625,740	104,668
	Chemed Corp.	226,656	104,221
	Hill-Rom Holdings Inc.	940,809	103,941
*	Acceleron Pharma Inc.	743,611	100,841
*	Ultragenyx Pharmaceutical Inc.	885,101	100,778
*	Exelixis Inc.	4,398,940	99,372
*	Arrowhead Pharmaceuticals Inc.	1,460,680	96,858
*,1	Invitae Corp.	2,446,028	93,463
*	Fate Therapeutics Inc.	1,125,745	92,818
	Bruker Corp.	1,436,783	92,356
*	Envista Holdings Corp.	2,260,088	92,212
*	Pacific Biosciences of California Inc.	2,710,159	90,275
*	Ionis Pharmaceuticals Inc.	1,983,796	89,191
*	Syneos Health Inc.	1,170,797	88,805
*	LHC Group Inc.	445,275	85,141
*	Bridgebio Pharma Inc.	1,362,042	83,902
*	Sarepta Therapeutics Inc.	1,117,751	83,306
*	Haemonetics Corp.	720,737	80,009
*	NeoGenomics Inc.	1,651,400	79,647
*	Blueprint Medicines Corp.	818,030	79,537
*	Omnicell Inc.	612,045	79,486
*	Inspire Medical Systems Inc.	382,746	79,225
*	HealthEquity Inc.	1,162,524	79,052
*	TG Therapeutics Inc.	1,626,241	78,385
*	Tandem Diabetes Care Inc.	887,139	78,290
*	Tenet Healthcare Corp.	1,485,807	77,262
*	Halozyme Therapeutics Inc.	1,790,065	74,628
*	Twist Bioscience Corp.	595,546	73,764
*	Acadia Healthcare Co. Inc.	1,256,849	71,816
*	Change Healthcare Inc.	3,235,398	71,502
*	Intellia Therapeutics Inc.	879,001	70,544
*	Quidel Corp.	547,326	70,019
*	STAAR Surgical Co.	663,784	69,969
*	Integra LifeSciences Holdings Corp.	1,001,550	69,197
*	Nevro Corp.	486,838	67,914
	Ensign Group Inc.	719,009	67,472

		Shares	Market Value ($000)
*	Globus Medical Inc. Class A	1,091,284	67,300
*	Neogen Corp.	747,326	66,430
*	Denali Therapeutics Inc.	1,137,613	64,958
*	Medpace Holdings Inc.	388,321	63,704
*	Iovance Biotherapeutics Inc.	1,949,920	61,734
*	Arena Pharmaceuticals Inc.	856,785	59,452
*	Emergent BioSolutions Inc.	632,469	58,763
*	Shockwave Medical Inc.	448,204	58,383
*	PPD Inc.	1,534,840	58,078
*	iRhythm Technologies Inc.	416,982	57,902
*	ICU Medical Inc.	277,197	56,947
*	Turning Point Therapeutics Inc.	596,548	56,427
*	Sage Therapeutics Inc.	731,773	54,773
*	Glaukos Corp.	647,503	54,345
	CONMED Corp.	410,389	53,593
	Royalty Pharma plc Class A	1,196,609	52,196
*	Allakos Inc.	448,825	51,516
*	Biohaven Pharmaceutical Holding Co. Ltd.	749,354	51,218
*	Nektar Therapeutics Class A	2,551,624	51,032
*	Select Medical Holdings Corp.	1,490,442	50,824
*	Kodiak Sciences Inc.	447,598	50,753
*	Veracyte Inc.	939,822	50,515
*	LivaNova plc	677,733	49,969
*	Insmed Inc.	1,465,223	49,906
*	CareDx Inc.	729,746	49,688
*	AMN Healthcare Services Inc.	657,881	48,486
*	Adaptive Biotechnologies Corp.	1,180,964	47,546
*	Vir Biotechnology Inc.	914,712	46,897
*	NuVasive Inc.	712,680	46,723
*	PTC Therapeutics Inc.	980,160	46,411
*	HMS Holdings Corp.	1,236,444	45,718
*	Pacira BioSciences Inc.	624,322	43,759
*	1Life Healthcare Inc.	1,094,930	42,790
*	R1 RCM Inc.	1,722,917	42,522
*	AtriCure Inc.	646,155	42,336
*	ACADIA Pharmaceuticals Inc.	1,638,124	42,264
*	Integer Holdings Corp.	457,068	42,096
*	Merit Medical Systems Inc.	701,507	42,006
*	NanoString Technologies Inc.	636,216	41,806
*	FibroGen Inc.	1,200,604	41,673
*	Agios Pharmaceuticals Inc.	806,935	41,670
*	Cantel Medical Corp.	520,557	41,561
*	Alkermes plc	2,224,006	41,544
*	Covetrus Inc.	1,381,825	41,413
*	Editas Medicine Inc. Class A	948,851	39,852
*	Schrodinger Inc.	515,401	39,320
	Patterson Cos. Inc.	1,228,276	39,243
*	AdaptHealth Corp. Class A	1,067,270	39,233
	Owens & Minor Inc.	1,026,405	38,583
*	Reata Pharmaceuticals Inc. Class A	374,475	37,335
*	Vericel Corp.	656,725	36,481
*	ChemoCentryx Inc.	704,966	36,122
*	Corcept Therapeutics Inc.	1,502,694	35,749
*	Amicus Therapeutics Inc.	3,613,003	35,696
*	Apellis Pharmaceuticals Inc.	824,078	35,361
*	Global Blood Therapeutics Inc.	866,783	35,321
*	Ligand Pharmaceuticals Inc.	231,004	35,217
*	Xencor Inc.	812,209	34,974

		Shares	Market Value ($000)
*	Intra-Cellular Therapies Inc.	1,013,937	34,403
*	CryoPort Inc.	653,552	33,991
	Premier Inc. Class A	987,035	33,411
*	Allogene Therapeutics Inc.	945,724	33,384
*	Maravai LifeSciences Holdings Inc. Class A	900,364	32,089
*	Myriad Genetics Inc.	1,053,171	32,069
*	Karuna Therapeutics Inc.	259,010	31,141
*	REVOLUTION Medicines Inc.	674,702	30,955
*	Arvinas Inc.	465,098	30,743
*	Inovalon Holdings Inc. Class A	1,067,526	30,723
*	Prestige Consumer Healthcare Inc.	692,944	30,545
*	MEDNAX Inc.	1,186,609	30,223
*	Magellan Health Inc.	323,811	30,192
*	Avanos Medical Inc.	681,283	29,799
*	Allscripts Healthcare Solutions Inc.	1,971,817	29,607
*,1	Beam Therapeutics Inc.	369,082	29,541
*	Bluebird Bio Inc.	962,332	29,014
*	SpringWorks Therapeutics Inc.	391,547	28,806
*,1	Sorrento Therapeutics Inc.	3,326,857	27,513
*,1	Inovio Pharmaceuticals Inc.	2,928,962	27,181
*,1	OPKO Health Inc.	6,257,276	26,844
*	Rocket Pharmaceuticals Inc.	602,687	26,741
*	ModivCare Inc.	177,690	26,319
*	Kura Oncology Inc.	930,056	26,293
*	Revance Therapeutics Inc.	939,998	26,273
*	MacroGenics Inc.	808,742	25,758
*	Ironwood Pharmaceuticals Inc. Class A	2,293,705	25,644
*	Sotera Health Co.	1,021,651	25,500
*	Deciphera Pharmaceuticals Inc.	568,086	25,473
*	Axonics Modulation Technologies Inc.	424,144	25,402
*,1	BioCryst Pharmaceuticals Inc.	2,459,021	25,008
*	Five Prime Therapeutics Inc.	661,686	24,926
*	Silk Road Medical Inc.	487,654	24,700
*	Endo International plc	3,312,002	24,542
*,1	Fulgent Genetics Inc.	248,978	24,056
*	Dicerna Pharmaceuticals Inc.	933,113	23,860
*	Cytokinetics Inc.	1,022,625	23,786
*	GenMark Diagnostics Inc.	984,375	23,527
*,1	Cassava Sciences Inc.	519,685	23,360
*	Progyny Inc.	523,338	23,294
*	Community Health Systems Inc.	1,704,010	23,038
*	Heska Corp.	135,455	22,819
*	Evolent Health Inc. Class A	1,126,943	22,764
*	Addus HomeCare Corp.	216,595	22,654
*	Phreesia Inc.	431,170	22,464
*	ImmunoGen Inc.	2,770,914	22,444
*	Quanterix Corp.	381,579	22,311
*	Health Catalyst Inc.	475,685	22,248
*	Cardiovascular Systems Inc.	575,006	22,046
*	Option Care Health Inc.	1,242,638	22,044
*	Ortho Clinical Diagnostics Holdings plc	1,122,775	21,664
*,1	GoodRx Holdings Inc. Class A	553,645	21,603
*	Axsome Therapeutics Inc.	381,374	21,593
*,1	Bionano Genomics Inc.	2,648,952	21,404
*,1	Zomedica Corp.	13,389,406	21,155
*	Sangamo Therapeutics Inc.	1,674,945	20,987
*,1	Multiplan Corp.	3,671,079	20,375
	Luminex Corp.	624,695	19,928

		Shares	Market Value ($000)
*	Supernus Pharmaceuticals Inc.	756,768	19,812
*	Lantheus Holdings Inc.	919,730	19,655
*	Heron Therapeutics Inc.	1,197,760	19,416
	US Physical Therapy Inc.	183,469	19,099
*	Krystal Biotech Inc.	245,460	18,910
*	Travere Therapeutics Inc.	757,132	18,906
*	Codexis Inc.	804,071	18,405
*	Vocera Communications Inc.	475,879	18,302
*	uniQure NV	539,987	18,192
*,1	Ocugen Inc.	2,664,167	18,090
*	Surgery Partners Inc.	407,242	18,025
*	Arcus Biosciences Inc.	639,295	17,951
*	Castle Biosciences Inc.	254,837	17,446
*,1	DermTech Inc.	340,783	17,308
*	Atara Biotherapeutics Inc.	1,201,540	17,254
*	Ocular Therapeutix Inc.	1,049,168	17,217
	Mesa Laboratories Inc.	70,423	17,148
*	Seres Therapeutics Inc.	827,434	17,037
*	REGENXBIO Inc.	491,582	16,768
*	Pennant Group Inc.	363,676	16,656
*	Meridian Bioscience Inc.	626,265	16,439
*	Translate Bio Inc.	995,977	16,424
*,1	Rubius Therapeutics Inc.	608,677	16,130
*	Scholar Rock Holding Corp.	314,872	15,951
*	Brookdale Senior Living Inc.	2,616,753	15,831
*,1	Omeros Corp.	888,194	15,810
*	Tactile Systems Technology Inc.	286,337	15,603
*	Alector Inc.	771,991	15,548
*	Madrigal Pharmaceuticals Inc.	132,463	15,494
*	Aclaris Therapeutics Inc.	614,723	15,491
*	Certara Inc.	563,345	15,379
*	Zogenix Inc.	755,674	14,751
*	Theravance Biopharma Inc.	717,363	14,641
*	MiMedx Group Inc.	1,420,988	14,636
*,1	Anavex Life Sciences Corp.	977,242	14,610
*	NextGen Healthcare Inc.	806,043	14,589
*,1	Tabula Rasa HealthCare Inc.	314,609	14,488
*	TransMedics Group Inc.	348,284	14,450
*	Protagonist Therapeutics Inc.	557,111	14,429
*	Cerus Corp.	2,391,927	14,376
*,1	Dynavax Technologies Corp.	1,441,862	14,174
*,1	American Well Corp. Class A	815,558	14,166
*	Inogen Inc.	269,277	14,142
*	Avid Bioservices Inc.	763,159	13,912
	Simulations Plus Inc.	217,956	13,784
*,1	ImmunityBio Inc.	579,815	13,765
*	CorVel Corp.	133,245	13,670
*	RadNet Inc.	624,442	13,582
*	Coherus Biosciences Inc.	916,988	13,397
*	Radius Health Inc.	638,532	13,320
*	BioLife Solutions Inc.	369,646	13,307
*,1	MannKind Corp.	3,391,029	13,293
	Atrion Corp.	20,444	13,111
*	Morphic Holding Inc.	206,406	13,061
*	Cara Therapeutics Inc.	596,908	12,959
*	Alphatec Holdings Inc.	813,331	12,843
	National HealthCare Corp.	163,567	12,744
*	Mersana Therapeutics Inc.	786,777	12,730

		Shares	Market Value ($000)
*	SmileDirectClub Inc. Class A	1,234,298	12,726
*	Hanger Inc.	557,345	12,719
*	Enanta Pharmaceuticals Inc.	257,401	12,695
*	CryoLife Inc.	560,301	12,652
*	Inari Medical Inc.	118,023	12,628
*	Adverum Biotechnologies Inc.	1,250,515	12,330
*	Orthofix Medical Inc.	283,131	12,274
*,1	Hims & Hers Health Inc.	923,256	12,215
*	Tivity Health Inc.	545,042	12,165
*	Organogenesis Holdings Inc. Class A	666,912	12,151
*	OraSure Technologies Inc.	1,040,121	12,138
*	AngioDynamics Inc.	516,061	12,076
*,1	Curis Inc.	1,064,729	12,053
*	ALX Oncology Holdings Inc.	162,562	11,987
*	Arcturus Therapeutics Holdings Inc.	289,995	11,977
*	Collegium Pharmaceutical Inc.	503,577	11,935
*	Celldex Therapeutics Inc.	578,316	11,913
*	Natus Medical Inc.	460,256	11,787
*	Y-mAbs Therapeutics Inc.	389,624	11,782
*	Aerie Pharmaceuticals Inc.	653,728	11,682
*	Immunovant Inc.	721,813	11,578
*,1	Esperion Therapeutics Inc.	411,846	11,552
*,1	Humanigen Inc.	604,704	11,550
*	Myovant Sciences Ltd.	560,338	11,532
*,1	Clover Health Investments Corp.	1,521,459	11,502
*	Stoke Therapeutics Inc.	295,425	11,474
*	Sutro Biopharma Inc.	503,485	11,459
*	Epizyme Inc.	1,311,947	11,427
*	Sana Biotechnology Inc.	339,909	11,377
*	SI-BONE Inc.	356,303	11,334
*	Outset Medical Inc.	207,574	11,290
*	Arcutis Biotherapeutics Inc.	388,621	11,243
*	Replimune Group Inc.	368,286	11,236
*	Amneal Pharmaceuticals Inc.	1,664,893	11,205
*	Atea Pharmaceuticals Inc.	181,305	11,196
	LeMaitre Vascular Inc.	229,289	11,185
*	Syndax Pharmaceuticals Inc.	499,206	11,162
*,1	Senseonics Holdings Inc.	4,215,097	11,128
*	Vanda Pharmaceuticals Inc.	740,830	11,127
*	PetIQ Inc. Class A	311,314	10,977
*	Varex Imaging Corp.	535,647	10,975
*	Rhythm Pharmaceuticals Inc.	515,131	10,957
*,1	Clovis Oncology Inc.	1,557,213	10,932
*	G1 Therapeutics Inc.	451,299	10,858
*	Innoviva Inc.	899,740	10,752
*	Axogen Inc.	528,510	10,708
*	Relay Therapeutics Inc.	304,885	10,540
*	Constellation Pharmaceuticals Inc.	448,911	10,500
*	Surmodics Inc.	186,769	10,472
*,1	ZIOPHARM Oncology Inc.	2,887,348	10,394
*	Intersect ENT Inc.	490,481	10,241
*,1	VBI Vaccines Inc.	3,270,145	10,170
*	Amphastar Pharmaceuticals Inc.	548,925	10,056
*,1	Vaxart Inc.	1,653,310	10,003
*	Accolade Inc.	219,536	9,960
*	Signify Health Inc. Class A	330,580	9,673
*	Personalis Inc.	390,913	9,620
*	Joint Corp.	198,614	9,607

		Shares	Market Value ($000)
*	Antares Pharma Inc.	2,330,833	9,580
*	Chimerix Inc.	993,270	9,575
*	Karyopharm Therapeutics Inc.	905,780	9,529
*	OrthoPediatrics Corp.	192,649	9,392
*	Kadmon Holdings Inc.	2,406,957	9,363
*	NGM Biopharmaceuticals Inc.	322,090	9,363
*	Bioxcel Therapeutics Inc.	215,652	9,308
*	National Research Corp.	198,051	9,275
*	Nuvation Bio Inc.	882,378	9,221
*	Albireo Pharma Inc.	259,892	9,161
*,1	Seer Inc. Class A	180,844	9,046
*,1	Applied Molecular Transport Inc.	205,280	9,034
*	Intercept Pharmaceuticals Inc.	390,644	9,016
*	Triple-S Management Corp. Class B	344,485	8,967
*,1	Precigen Inc.	1,296,233	8,931
*	OptimizeRx Corp.	178,877	8,720
*	Prothena Corp. plc	344,059	8,643
*	Zentalis Pharmaceuticals Inc.	198,433	8,610
*	Generation Bio Co.	298,357	8,491
*,1	CEL-SCI Corp.	555,648	8,451
*	Chinook Therapeutics Inc.	538,119	8,362
*	TCR2 Therapeutics Inc.	377,943	8,345
*	Aldeyra Therapeutics Inc.	692,994	8,233
*	Forma Therapeutics Holdings Inc.	287,343	8,051
*	Gemini Therapeutics Inc. Class A	587,106	7,955
*	Cutera Inc.	261,795	7,867
*	Eargo Inc.	155,750	7,780
*	IGM Biosciences Inc.	101,151	7,757
*	BioAtla Inc.	152,416	7,749
*,1	Marinus Pharmaceuticals Inc.	499,742	7,736
*	Nkarta Inc.	233,676	7,688
*	HealthStream Inc.	343,412	7,672
*	Rigel Pharmaceuticals Inc.	2,240,608	7,663
*	Provention Bio Inc.	726,733	7,627
*	Anika Therapeutics Inc.	185,317	7,559
*,1	Cerevel Therapeutics Holdings Inc.	549,812	7,549
*	Akero Therapeutics Inc.	258,641	7,503
*	Vapotherm Inc.	311,302	7,477
*	Geron Corp.	4,726,235	7,467
*	IVERIC bio Inc.	1,205,662	7,451
*,1	Silverback Therapeutics Inc.	170,301	7,430
*	Akebia Therapeutics Inc.	2,186,740	7,402
*	ViewRay Inc.	1,681,344	7,314
*	Cullinan Oncology Inc.	173,410	7,226
*	Pulmonx Corp.	157,015	7,182
*,1	Prelude Therapeutics Inc.	162,415	7,037
*	Eagle Pharmaceuticals Inc.	167,066	6,973
*	CytomX Therapeutics Inc.	893,970	6,910
*	Relmada Therapeutics Inc.	194,189	6,837
*	Avrobio Inc.	537,414	6,820
*	Spectrum Pharmaceuticals Inc.	2,080,365	6,782
*	Catalyst Pharmaceuticals Inc.	1,463,663	6,748
*	Molecular Templates Inc.	531,699	6,710
*,1	Cortexyme Inc.	185,883	6,697
*	Kiniksa Pharmaceuticals Ltd. Class A	360,454	6,672
*	Accuray Inc.	1,333,605	6,601
*	Phathom Pharmaceuticals Inc.	175,395	6,588
*,1	TherapeuticsMD Inc.	4,900,657	6,567

		Shares	Market Value ($000)
*	AnaptysBio Inc.	303,926	6,550
*	Pandion Therapeutics Inc.	108,692	6,527
	Phibro Animal Health Corp. Class A	267,327	6,523
*	KalVista Pharmaceuticals Inc.	253,082	6,502
*,1	Asensus Surgical Inc.	1,963,370	6,381
*	Harpoon Therapeutics Inc.	303,503	6,349
*	iCAD Inc.	299,019	6,345
*	Ardelyx Inc.	957,498	6,339
*,1	ChromaDex Corp.	677,436	6,327
*	Vor BioPharma Inc.	145,100	6,254
*	Annexon Inc.	223,524	6,223
*	Precision BioSciences Inc.	597,074	6,180
*	Cross Country Healthcare Inc.	494,751	6,179
*	Agenus Inc.	2,263,233	6,156
*	Durect Corp.	3,103,918	6,146
	Avita Medical Inc.	308,998	6,124
*	Flexion Therapeutics Inc.	682,070	6,105
*	Passage Bio Inc.	348,523	6,092
*	Atreca Inc. Class A	394,769	6,052
*	Berkeley Lights Inc.	119,700	6,013
*,1	XOMA Corp.	146,857	5,993
*	Stereotaxis Inc.	890,689	5,985
*	Nurix Therapeutics Inc.	192,182	5,975
*	Kronos Bio Inc.	202,256	5,920
*	Neoleukin Therapeutics Inc.	480,818	5,919
*	Sesen Bio Inc.	2,256,000	5,866
*,1	Aspira Women's Health Inc.	866,205	5,847
*	PMV Pharmaceuticals Inc.	177,297	5,831
*	iTeos Therapeutics Inc.	170,524	5,829
*,1	Tonix Pharmaceuticals Holding Corp.	4,522,983	5,789
*	Keros Therapeutics Inc.	93,606	5,761
*	Lexicon Pharmaceuticals Inc.	977,562	5,738
*	Syros Pharmaceuticals Inc.	766,846	5,736
*	BioDelivery Sciences International Inc.	1,465,429	5,730
*	Gossamer Bio Inc.	616,817	5,706
*	Altimmune Inc.	400,735	5,662
*	Allovir Inc.	239,965	5,615
*	Selecta Biosciences Inc.	1,237,906	5,602
*,1	C4 Therapeutics Inc.	149,721	5,538
*	Shattuck Labs Inc.	187,007	5,468
*	Forte Biosciences Inc.	159,217	5,456
*	ANI Pharmaceuticals Inc.	150,444	5,437
*	Kinnate Biopharma Inc.	173,255	5,399
*	Sientra Inc.	737,498	5,376
*	VYNE Therapeutics Inc.	785,168	5,374
*	Apollo Medical Holdings Inc.	198,041	5,365
*	ORIC Pharmaceuticals Inc.	218,890	5,363
*,1	AquaBounty Technologies Inc.	792,900	5,312
*	Black Diamond Therapeutics Inc.	218,408	5,299
*	Verastem Inc.	2,143,658	5,295
*	4D Molecular Therapeutics Inc.	120,976	5,248
*	Kymera Therapeutics Inc.	134,956	5,244
*	Oncocyte Corp.	1,006,794	5,225
*	Seelos Therapeutics Inc.	1,047,139	5,225
*	Bolt Biotherapeutics Inc.	158,059	5,202
*	Oncternal Therapeutics Inc.	624,098	5,193
*	Praxis Precision Medicines Inc.	158,523	5,193
*	Viking Therapeutics Inc.	817,859	5,173

		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	531,005	5,161
*	Avidity Biosciences Inc.	236,457	5,157
*	InfuSystem Holdings Inc.	252,427	5,139
*	Olema Pharmaceuticals Inc.	154,870	5,139
*	Quotient Ltd.	1,382,358	5,087
*	Vaxcyte Inc.	252,866	4,994
*,1	Athersys Inc.	2,768,579	4,983
*	SeaSpine Holdings Corp.	284,904	4,957
	Computer Programs & Systems Inc.	161,780	4,950
*	Pliant Therapeutics Inc.	125,189	4,924
*	Ideaya Biosciences Inc.	208,593	4,902
*	CytoSorbents Corp.	564,664	4,901
*	Applied Therapeutics Inc.	259,532	4,868
*	Cue Biopharma Inc.	394,489	4,813
*,1	Athenex Inc.	1,106,806	4,759
*	Hookipa Pharma Inc.	352,847	4,746
*	Spero Therapeutics Inc.	322,164	4,742
*,1	Fluidigm Corp.	1,035,272	4,679
*	Eiger BioPharmaceuticals Inc.	525,568	4,651
*	PAVmed Inc.	1,035,125	4,596
*,1	CorMedix Inc.	452,476	4,520
*	Evelo Biosciences Inc.	421,015	4,505
*	Lineage Cell Therapeutics Inc.	1,911,171	4,491
*	Infinity Pharmaceuticals Inc.	1,377,986	4,451
*	Aeglea BioTherapeutics Inc.	554,671	4,393
	Utah Medical Products Inc.	50,707	4,391
*	Homology Medicines Inc.	466,572	4,390
*	MEI Pharma Inc.	1,278,378	4,385
*	SIGA Technologies Inc.	672,348	4,370
*	Cymabay Therapeutics Inc.	959,804	4,358
*	Magenta Therapeutics Inc.	367,517	4,351
*,1	Pulse Biosciences Inc.	183,608	4,348
*,2	PDL BioPharma Inc.	1,757,467	4,341
*	Mirum Pharmaceuticals Inc.	218,362	4,328
*,1	iBio Inc.	2,800,200	4,312
*,1	Frequency Therapeutics Inc.	445,789	4,235
*,1	Evolus Inc.	325,137	4,224
*,1	Trevena Inc.	2,322,625	4,158
*	ClearPoint Neuro Inc.	195,450	4,132
*	Paratek Pharmaceuticals Inc.	584,103	4,124
*,1	Zynex Inc.	268,757	4,104
*	Crinetics Pharmaceuticals Inc.	268,345	4,100
*	Apyx Medical Corp.	419,438	4,052
*,1	Ampio Pharmaceuticals Inc.	2,396,002	4,049
*	Athira Pharma Inc.	217,623	4,004
*	VistaGen Therapeutics Inc.	1,868,394	3,980
	Invacare Corp.	493,404	3,957
*	Dyne Therapeutics Inc.	252,603	3,923
*	Onconova Therapeutics Inc.	3,892,313	3,888
*	Neuronetics Inc.	309,419	3,828
*	Misonix Inc.	191,763	3,757
*	Jounce Therapeutics Inc.	364,799	3,747
*,1	Aligos Therapeutics Inc.	162,755	3,701
*,1	Ontrak Inc.	111,215	3,621
*,1	Accelerate Diagnostics Inc.	432,601	3,599
*,1	Cardiff Oncology Inc.	387,033	3,584
*	Clene Inc.	279,300	3,569
*	Surgalign Holdings Inc.	1,630,266	3,554

		Shares	Market Value ($000)
*	XBiotech Inc.	205,238	3,524
*	SOC Telemed Inc.	559,626	3,520
*,1	Co-Diagnostics Inc.	363,963	3,472
*,1	T2 Biosystems Inc.	2,112,481	3,422
*	Fortress Biotech Inc.	961,551	3,394
*,1	Kala Pharmaceuticals Inc.	494,506	3,333
*	Cogent Biosciences Inc.	379,061	3,328
*	Immunic Inc.	207,383	3,306
*,1	Jaguar Health Inc.	1,819,800	3,276
*	Cerecor Inc.	1,072,610	3,239
*	Outlook Therapeutics Inc.	1,431,723	3,221
*	9 Meters Biopharma Inc.	2,753,254	3,221
*	Oyster Point Pharma Inc.	171,243	3,130
*	IntriCon Corp.	121,870	3,125
*,1	Xeris Pharmaceuticals Inc.	683,552	3,083
*	Solid Biosciences Inc.	555,382	3,071
*	WaVe Life Sciences Ltd.	545,426	3,060
*,1	MediciNova Inc.	602,341	3,042
*	CASI Pharmaceuticals Inc.	1,259,927	3,024
*	Kezar Life Sciences Inc.	502,730	2,996
*	RAPT Therapeutics Inc.	132,550	2,943
*	Tarsus Pharmaceuticals Inc.	91,157	2,938
*	Apria Inc.	104,626	2,922
*	Adamas Pharmaceuticals Inc.	608,630	2,921
*	Kaleido Biosciences Inc.	358,183	2,901
*	Arbutus Biopharma Corp.	870,577	2,899
*,1	Novan Inc.	1,856,374	2,896
*	Applied Genetic Technologies Corp.	560,171	2,840
*,1	Retractable Technologies Inc.	221,060	2,834
*	Harvard Bioscience Inc.	518,619	2,832
*	89bio Inc.	119,395	2,827
*	Kindred Biosciences Inc.	568,206	2,824
*,1	Citius Pharmaceuticals Inc.	1,585,277	2,822
*	Catalyst Biosciences Inc.	552,598	2,785
*	PLx Pharma Inc.	307,528	2,777
*,1	Taysha Gene Therapies Inc.	133,850	2,717
*	Fulcrum Therapeutics Inc.	227,502	2,680
*	Akouos Inc.	192,464	2,669
*,1	Gritstone Oncology Inc.	282,287	2,662
*	Sharps Compliance Corp.	185,229	2,662
*	UNITY Biotechnology Inc.	438,913	2,633
*	EyePoint Pharmaceuticals Inc.	257,829	2,620
*	Lannett Co. Inc.	494,850	2,613
*	Larimar Therapeutics Inc.	178,609	2,609
*	Conformis Inc.	2,590,393	2,565
*	IsoRay Inc.	2,331,482	2,541
*	Tyme Technologies Inc.	1,423,912	2,535
*	Talis Biomedical Corp.	197,056	2,532
*	AVEO Pharmaceuticals Inc.	341,129	2,497
*,1	Aytu BioPharma Inc.	328,414	2,496
*,1	KemPharm Inc.	268,600	2,471
*	Verrica Pharmaceuticals Inc.	162,452	2,461
*	SCYNEXIS Inc.	308,241	2,447
*,1	Heat Biologics Inc.	334,160	2,433
*,1	Soliton Inc.	138,243	2,429
*	Surface Oncology Inc.	311,001	2,426
*,1	Clever Leaves Holdings Inc.	234,260	2,411
*	Inotiv Inc.	120,096	2,402

		Shares	Market Value ($000)
*	Vincerx Pharma Inc.	124,400	2,401
*,1	Matinas BioPharma Holdings Inc.	2,260,216	2,373
*	Harrow Health Inc.	348,655	2,353
*	CTI BioPharma Corp.	806,029	2,346
*	Adicet Bio Inc.	179,097	2,343
*,1	Agile Therapeutics Inc.	1,123,086	2,336
*,1	Biolase Inc.	2,755,945	2,323
*,1	Checkpoint Therapeutics Inc.	727,479	2,284
*,1	ADMA Biologics Inc.	1,286,287	2,264
*	Calithera Biosciences Inc.	926,583	2,242
*,1	Genprex Inc.	517,932	2,232
*	Ovid therapeutics Inc.	554,550	2,229
*	Inhibrx Inc.	110,991	2,228
*	Chiasma Inc.	710,839	2,225
*	Protara Therapeutics Inc.	141,207	2,223
*	TFF Pharmaceuticals Inc.	163,188	2,214
*,1	AcelRx Pharmaceuticals Inc.	1,300,251	2,210
*	Tracon Pharmaceuticals Inc.	268,101	2,206
*	cbdMD Inc.	532,486	2,205
*	Tricida Inc.	412,936	2,184
*	Milestone Scientific Inc.	611,501	2,183
*	Exicure Inc.	997,030	2,174
*	Eledon Pharmaceuticals Inc.	202,056	2,162
*	Enzo Biochem Inc.	627,821	2,160
*,1	NantHealth Inc.	671,472	2,155
*	Sigilon Therapeutics Inc.	95,474	2,134
*,1	Evofem Biosciences Inc.	1,217,920	2,131
*	Mustang Bio Inc.	638,601	2,120
*	Terns Pharmaceuticals Inc.	96,293	2,118
*,1	Atossa Therapeutics Inc.	1,000,089	2,110
*	DiaMedica Therapeutics Inc.	229,660	2,101
*	LogicBio Therapeutics Inc.	285,445	2,078
*	Otonomy Inc.	805,354	2,054
*	Assembly Biosciences Inc.	445,401	2,049
*	DarioHealth Corp.	106,282	2,047
*	NeuBase Therapeutics Inc.	276,445	2,043
*	iRadimed Corp.	78,349	2,019
*,1	Hepion Pharmaceuticals Inc.	1,095,443	2,016
*	Poseida Therapeutics Inc.	210,978	2,015
*	Cabaletta Bio Inc.	181,063	2,010
*	Pieris Pharmaceuticals Inc.	780,149	2,005
*,1	Palatin Technologies Inc.	2,904,698	2,003
*,1	Regulus Therapeutics Inc.	1,282,510	2,001
*,1	Corbus Pharmaceuticals Holdings Inc.	1,012,335	1,994
*	NextCure Inc.	193,463	1,937
*	Five Star Senior Living Inc.	314,433	1,924
*	F-star Therapeutics Inc.	176,737	1,914
*	Strongbridge Biopharma plc	688,709	1,901
*	Inozyme Pharma Inc.	95,747	1,896
*	Castlight Health Inc. Class B	1,247,348	1,884
*	Acutus Medical Inc.	140,345	1,876
*	X4 Pharmaceuticals Inc.	217,541	1,873
*,1	NexImmune Inc.	97,825	1,867
*,1	Avinger Inc.	1,233,842	1,863
*	Moleculin Biotech Inc.	456,531	1,863
*,1	Caladrius Biosciences Inc.	963,615	1,860
*	Baudax Bio Inc.	1,432,794	1,848
*	Assertio Holdings Inc.	2,695,579	1,840

		Shares	Market Value ($000)
*	VolitionRX Ltd.	481,021	1,818
*	Lantern Pharma Inc.	99,700	1,809
*	Aptevo Therapeutics Inc.	59,242	1,808
*	Concert Pharmaceuticals Inc.	361,551	1,804
*	Bioventus Inc. Class A	117,710	1,799
*	Optinose Inc.	483,950	1,786
*	Aileron Therapeutics Inc.	1,245,172	1,781
*,1	Zynerba Pharmaceuticals Inc.	381,752	1,775
*	Tela Bio Inc.	118,909	1,772
*,1	GT Biopharma Inc.	257,100	1,759
*	Alpine Immune Sciences Inc.	164,025	1,739
*	Voyager Therapeutics Inc.	368,944	1,738
*	AIkido Pharma Inc.	1,524,325	1,738
*,1	Spruce Biosciences Inc.	104,705	1,738
*	Abeona Therapeutics Inc.	921,442	1,732
*	ContraFect Corp.	351,300	1,686
*	FONAR Corp.	92,762	1,678
*	Lipocine Inc.	1,066,173	1,610
*,1	Celsion Corp.	1,157,855	1,598
*,1	BioSig Technologies Inc.	370,638	1,597
*	Foghorn Therapeutics Inc.	120,415	1,587
*	Lucira Health Inc.	130,873	1,584
*	Angion Biomedica Corp.	86,961	1,571
*	Orgenesis Inc.	272,328	1,560
*	GlycoMimetics Inc.	517,431	1,557
*	Immunome Inc.	45,313	1,535
*,1	Second Sight Medical Products Inc.	185,069	1,527
*	Codiak Biosciences Inc.	101,283	1,527
*	Vine Energy Inc. Class A	109,954	1,511
*	Pro-Dex Inc.	55,605	1,499
*	Annovis Bio Inc.	53,105	1,482
*,1	Dyadic International Inc.	269,600	1,480
*	Aptinyx Inc. Class A	490,278	1,471
*,1	Progenity Inc.	308,342	1,468
*	Aquestive Therapeutics Inc.	280,606	1,459
*	Clearside Biomedical Inc.	586,254	1,448
*,1	Anixa Biosciences Inc.	306,809	1,436
*	Minerva Neurosciences Inc.	491,858	1,436
*	Eyenovia Inc.	278,865	1,425
*,1	Actinium Pharmaceuticals Inc.	186,988	1,425
*,1	Rockwell Medical Inc.	1,215,042	1,409
*	Repro-Med Systems Inc.	398,053	1,401
*,1	BrainStorm Cell Therapeutics Inc.	364,623	1,397
*	Sensei Biotherapeutics Inc.	95,911	1,394
*	Merrimack Pharmaceuticals Inc.	221,783	1,393
*	Oncorus Inc.	99,985	1,392
*,1	Capricor Therapeutics Inc.	293,479	1,374
*	Cidara Therapeutics Inc.	511,058	1,359
*,1	Zosano Pharma Corp.	1,093,764	1,356
*	Equillium Inc.	186,644	1,335
*,1	Synthetic Biologics Inc.	1,950,906	1,331
*	Cyclerion Therapeutics Inc.	456,851	1,275
*,1	Adamis Pharmaceuticals Corp.	1,355,834	1,275
*,1	La Jolla Pharmaceutical Co.	299,121	1,268
*	PDS Biotechnology Corp.	277,733	1,264
*	AIM ImmunoTech Inc.	555,233	1,260
*,1	180 Life Sciences Corp.	191,772	1,258
*	Decibel Therapeutics Inc.	110,721	1,258

		Shares	Market Value ($000)
*	Exagen Inc.	71,287	1,248
*,1	Galectin Therapeutics Inc.	574,075	1,246
*	Axcella Health Inc.	260,381	1,239
*,1	Eton Pharmaceuticals Inc.	166,256	1,217
*	Streamline Health Solutions Inc.	585,779	1,201
*	Galera Therapeutics Inc.	136,099	1,200
*	Calyxt Inc.	193,297	1,164
*	Eloxx Pharmaceuticals Inc.	350,354	1,163
*,1	Delcath Systems Inc.	92,853	1,153
*	Leap Therapeutics Inc.	598,301	1,137
*	Landos Biopharma Inc.	118,114	1,137
*,1	Beyond Air Inc.	205,551	1,131
*	Savara Inc.	539,852	1,123
*,1	Biocept Inc.	218,867	1,114
*	IRIDEX Corp.	164,887	1,113
*	SELLAS Life Sciences Group Inc.	130,251	1,112
*	Celcuity Inc.	76,715	1,100
*	Odonate Therapeutics Inc.	320,614	1,097
*	Capital Senior Living Corp.	28,463	1,096
*,1	Inmune Bio Inc.	91,318	1,085
*	ElectroCore Inc.	520,441	1,072
*	Biodesix Inc.	51,816	1,052
*	Liquidia Corp.	386,920	1,041
*	Electromed Inc.	98,539	1,039
*	SQZ Biotechnologies Co.	74,505	1,019
*,1	ENDRA Life Sciences Inc.	388,122	1,009
*	MTBC Inc.	120,480	1,001
*,1	OncoSec Medical Inc.	205,919	982
*	LENSAR Inc.	133,880	972
*,1	Microbot Medical Inc.	113,841	969
*	Synlogic Inc.	264,522	947
*	Aravive Inc.	142,905	942
*,1	Enochian Biosciences Inc.	265,200	939
*	Apollo Endosurgery Inc.	169,854	936
*	Soleno Therapeutics Inc.	740,972	934
*,1	Cocrystal Pharma Inc.	663,624	922
*,1	ProPhase Labs Inc.	123,585	914
*,1	Nemaura Medical Inc.	119,594	914
*,1	Organovo Holdings Inc.	92,753	894
*	Diffusion Pharmaceuticals Inc.	969,231	889
*,1	Marker Therapeutics Inc.	384,300	861
*	Chembio Diagnostics Inc.	243,021	853
*	Aprea Therapeutics Inc.	163,698	835
*	Advaxis Inc.	1,133,706	835
*,1	Cohbar Inc.	607,943	827
*	Dare Bioscience Inc.	482,803	816
*	Myomo Inc.	61,752	790
*,1	Brickell Biotech Inc.	718,364	783
*,1	Biomerica Inc.	142,337	777
*,1	Qualigen Therapeutics Inc.	286,940	775
*	Recro Pharma Inc.	276,409	771
*	Ekso Bionics Holdings Inc.	122,919	758
*	Champions Oncology Inc.	66,282	749
*,1	Oragenics Inc.	821,031	745
*	PhaseBio Pharmaceuticals Inc.	213,386	738
*	Catabasis Pharmaceuticals Inc.	254,239	735
*	Viridian Therapeutics Inc.	43,195	722
*,1	Corvus Pharmaceuticals Inc.	233,140	718

		Shares	Market Value ($000)
*,1	OpGen Inc.	281,225	703
*	BM Technologies Inc.	66,938	702
*	Genocea Biosciences Inc.	255,951	694
*	scPharmaceuticals Inc.	103,047	685
*,1	SiNtx Technologies Inc.	363,149	679
*	Great Elm Group Inc.	276,253	674
*	Innovage Holding Corp.	25,699	663
*	Evoke Pharma Inc.	358,936	657
*,1	Osmotica Pharmaceuticals plc	200,978	655
*	Allena Pharmaceuticals Inc.	463,039	644
*	ImmuCell Corp.	66,498	641
*,1	Precipio Inc.	268,052	619
*,1	Soligenix Inc.	402,777	616
*	Satsuma Pharmaceuticals Inc.	103,894	614
*	Sensus Healthcare Inc.	159,743	612
*	Processa Pharmaceuticals Inc.	55,834	609
*	Prometheus Biosciences Inc.	33,231	607
*	aTyr Pharma Inc.	136,203	606
*	Pulmatrix Inc.	453,911	604
*,1	Kintara Therapeutics Inc.	339,190	590
*,1	Aerpio Pharmaceuticals Inc.	453,560	585
*	vTv Therapeutics Inc. Class A	206,965	584
*,1	Idera Pharmaceuticals Inc.	442,879	576
*,1	Acorda Therapeutics Inc.	117,425	572
*,1	Bellerophon Therapeutics Inc.	108,278	562
*	Navidea Biopharmaceuticals Inc.	278,365	562
*,1	NanoViricides Inc.	118,568	560
*,1	IMARA Inc.	65,866	556
*,1	Greenwich Lifesciences Inc.	16,209	553
*	Achieve Life Sciences Inc.	47,311	548
*,1	Motus GI Holdings Inc.	449,879	544
*	Opiant Pharmaceuticals Inc.	50,903	541
*	Cellectar Biosciences Inc.	335,111	540
*,1	Graybug Vision Inc.	96,995	538
*,1	Viracta Therapeutics Inc.	57,184	529
*	Sanara Medtech Inc.	16,763	522
*	Avenue Therapeutics Inc.	85,430	519
*	Alimera Sciences Inc.	53,677	516
*	Yumanity Therapeutics Inc.	28,270	512
*	BioCardia Inc.	117,857	512
*	Checkmate Pharmaceuticals Inc.	41,612	505
*,1	ARCA biopharma Inc.	137,498	502
*	BioVie Inc. Class A	25,824	499
*	Lumos Pharma Inc.	42,462	497
*,1	PolarityTE Inc.	444,797	494
*	Lyra Therapeutics Inc.	42,218	489
*	Psychemedics Corp.	78,603	487
*,1	AzurRx BioPharma Inc.	355,117	476
*	Yield10 Bioscience Inc.	37,034	464
*,1	Applied DNA Sciences Inc.	63,913	460
*	INVO BioScience Inc.	106,226	460
*,1	Akers Biosciences Inc.	142,487	459
*	Aridis Pharmaceuticals Inc.	74,302	438
*	Bio-Path Holdings Inc.	61,602	432
*	Cyclacel Pharmaceuticals Inc.	59,663	424
*	AgeX Therapeutics Inc.	258,811	419
*,1	Seneca Biopharma Inc.	238,902	406
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398

		Shares	Market Value ($000)
*,1	HTG Molecular Diagnostics Inc.	71,355	390
*	Vyant Bio Inc.	81,779	379
*	Salarius Pharmaceuticals Inc.	243,281	360
*,1	Bellicum Pharmaceuticals Inc.	92,891	349
*	Cleveland BioLabs Inc.	66,560	349
*,1	Aethlon Medical Inc.	171,182	348
*,1	NovaBay Pharmaceuticals Inc.	373,541	340
*	Tenax Therapeutics Inc.	173,801	330
*,1	Phio Pharmaceuticals Corp.	122,697	329
*	Helius Medical Technologies Inc.	18,296	329
*,1	CNS Pharmaceuticals Inc.	135,054	323
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	355,460	313
*,1	Vaccinex Inc.	104,517	311
*	Adial Pharmaceuticals Inc.	124,632	302
*,1	Artelo Biosciences Inc.	184,000	300
*,1	Predictive Oncology Inc.	246,635	298
*	Edesa Biotech Inc.	55,240	298
*	Strata Skin Sciences Inc.	176,968	296
*,1	InVivo Therapeutics Holdings Corp.	288,661	287
*,1	Aditx Therapeutics Inc.	110,858	283
*	Venus Concept Inc.	119,500	281
*,1	Obalon Therapeutics Inc.	99,361	280
*	Monopar Therapeutics Inc.	45,070	279
*,1	Hancock Jaffe Laboratories Inc.	41,601	277
*	Trevi Therapeutics Inc.	100,874	275
[1]	Benitec Biopharma Inc.	52,194	270
*	Entasis Therapeutics Holdings Inc.	125,304	268
*	Kewaunee Scientific Corp.	21,515	266
*	Instil Bio Inc.	10,585	265
*,1	Viveve Medical Inc.	85,571	262
*,1	Allied Healthcare Products Inc.	53,862	255
*	Cumberland Pharmaceuticals Inc.	83,401	253
*,1	Teligent Inc.	388,054	241
*	CHF Solutions Inc.	38,753	229
*	NeuroMetrix Inc.	66,234	226
*,1	GeoVax Labs Inc.	50,551	221
*	Millendo Therapeutics Inc.	181,671	218
*,1	SCWorx Corp.	109,982	218
*	EyeGate Pharmaceuticals Inc.	43,540	217
*,1	Titan Pharmaceuticals Inc.	72,773	217
*,1	Acer Therapeutics Inc.	68,311	212
*	Xenetic Biosciences Inc.	90,724	198
*	Star Equity Holdings Inc.	63,587	198
*	NanoVibronix Inc.	191,677	194
*,1	ThermoGenesis Holdings Inc.	68,965	186
*,1	Plus Therapeutics Inc.	77,086	185
*	Cyclo Therapeutics Inc.	21,886	180
*	RA Medical Systems Inc.	38,195	178
*,1	Timber Pharmaceuticals Inc.	87,028	177
*,1	Hoth Therapeutics Inc.	85,435	168
*	Regional Health Properties Inc.	36,697	168
	Petros Pharmaceuticals Inc.	45,280	167
*,1	SunLink Health Systems Inc.	59,444	162
*	Aziyo Biologics Inc. Class A	11,215	155
*	Metacrine Inc.	24,590	152
*	NeuroBo Pharmaceuticals Inc.	33,608	148
*	Coursera Inc.	3,229	145
*	Sonoma Pharmaceuticals Inc.	19,309	143

		Shares	Market Value ($000)
*,1	Senestech Inc.	77,831	129
*	Dynatronics Corp.	105,988	122
*	Histogen Inc.	85,007	111
*	CynergisTek Inc.	55,455	106
*,1	Xtant Medical Holdings Inc.	44,170	104
*	Armata Pharmaceuticals Inc.	21,828	104
*	Kiromic BioPharma Inc.	10,414	97
*	Longeveron Inc.	14,400	95
*,2	Aduro Biotech Inc. CVR	150,581	90
*	Avalon GloboCare Corp.	76,771	82
*,1	Panbela Therapeutics Inc.	20,849	82
*	Ocuphire Pharma Inc.	13,673	79
*	Imac Holdings Inc.	44,484	73
*,2	Contra A/S CVR	448,712	40
*	American Shared Hospital Services	9,843	27
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	105,015	23
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*	Windtree Therapeutics Inc.	8,600	21
*,2	Elanco Animal Health Inc. CVR	701,074	18
*,2	Salarius Pharmaceuticals Inc. Rights	119,407	15
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*	GBS Inc.	1,504	9
*	Ligand Pharmaceuticals Glucagon CVR	395,811	7
*,2	Ligand Pharmaceuticals General CVR	395,811	7
*	Ligand Pharmaceuticals Roche CVR	395,811	6
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Achillion Pharmaceuticals Inc.	374	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,2	Adolor Corp. Rights	596,841	—
*,2	Phenomix Corp. CVR	47	—
*,1	Controp USA Inc. Rights Exp. 04/08/2021	146,956	—
			16,301,649
Industrials (13.9%)
*	Uber Technologies Inc.	20,881,074	1,138,227
*	CoStar Group Inc.	558,330	458,886
*	Plug Power Inc.	7,090,815	254,135
	TransUnion	2,696,400	242,676
*	Lyft Inc. Class A	3,637,537	229,820
*	XPO Logistics Inc.	1,446,768	178,387
	Graco Inc.	2,396,008	171,602
	Booz Allen Hamilton Holding Corp. Class A	1,959,710	157,815
	Toro Co.	1,529,250	157,727
	Nordson Corp.	767,465	152,480
	Lennox International Inc.	486,802	151,683
*	Trex Co. Inc.	1,641,825	150,293
	Hubbell Inc. Class B	769,380	143,789
	Owens Corning	1,481,667	136,447
*	Sunrun Inc.	2,252,022	136,202
*	Builders FirstSource Inc.	2,914,261	135,134
*	AECOM	2,102,794	134,810
*	Middleby Corp.	789,450	130,851
*	Sensata Technologies Holding plc	2,235,010	129,519
*	Axon Enterprise Inc.	905,176	128,915
	AGCO Corp.	874,042	125,556

		Shares	Market Value ($000)
	Carlisle Cos. Inc.	761,687	125,358
	Watsco Inc.	466,764	121,709
	Oshkosh Corp.	968,660	114,941
	HEICO Corp. Class A	1,005,896	114,270
	ITT Inc.	1,221,555	111,052
*	SiteOne Landscape Supply Inc.	624,568	106,639
*	IAA Inc.	1,913,802	105,527
	Donaldson Co. Inc.	1,791,441	104,190
	Lincoln Electric Holdings Inc.	845,926	103,998
	Tetra Tech Inc.	765,511	103,895
	Woodward Inc.	830,458	100,178
*	Clarivate plc	3,704,854	97,771
*	JetBlue Airways Corp.	4,434,518	90,198
	Landstar System Inc.	544,798	89,924
	BWX Technologies Inc.	1,350,685	89,064
*	CACI International Inc. Class A	359,927	88,780
*	Stericycle Inc.	1,301,778	87,883
	EMCOR Group Inc.	771,734	86,558
*	Saia Inc.	371,315	85,618
	Acuity Brands Inc.	509,781	84,114
	Knight-Swift Transportation Holdings Inc. Class A	1,745,223	83,928
	CoreLogic Inc.	1,041,425	82,533
	Regal Beloit Corp.	574,507	81,971
	HEICO Corp.	631,455	79,437
	Rexnord Corp.	1,685,314	79,361
	AMERCO	128,447	78,687
	Timken Co.	965,855	78,398
	MSA Safety Inc.	518,170	77,736
	ManpowerGroup Inc.	776,517	76,798
	KBR Inc.	1,986,424	76,259
*	AZEK Co. Inc. Class A	1,778,211	74,774
	Air Lease Corp. Class A	1,520,559	74,507
*	MasTec Inc.	794,413	74,437
*	WillScot Mobile Mini Holdings Corp.	2,622,912	72,786
	Spirit AeroSystems Holdings Inc. Class A	1,487,417	72,363
	Advanced Drainage Systems Inc.	696,876	72,050
	Flowserve Corp.	1,844,075	71,569
*	Colfax Corp.	1,633,303	71,555
*	Chart Industries Inc.	502,544	71,537
*	ASGN Inc.	748,876	71,473
	Valmont Industries Inc.	300,160	71,339
	Exponent Inc.	730,966	71,233
	Vertiv Holdings Co. Class A	3,494,989	69,900
*	RBC Bearings Inc.	354,473	69,750
	Science Applications International Corp.	828,398	69,246
	Curtiss-Wright Corp.	581,014	68,908
*	FTI Consulting Inc.	483,084	67,685
	nVent Electric plc	2,366,069	66,037
*	Hexcel Corp.	1,178,573	66,000
	Crane Co.	698,958	65,639
*	FuelCell Energy Inc.	4,534,641	65,344
	Allison Transmission Holdings Inc.	1,586,304	64,769
	UFP Industries Inc.	841,036	63,784
	Simpson Manufacturing Co. Inc.	607,416	63,007
	Armstrong World Industries Inc.	673,330	60,660
*	Clean Harbors Inc.	712,297	59,876
	MSC Industrial Direct Co. Inc. Class A	662,875	59,785
	John Bean Technologies Corp.	443,805	59,177

		Shares	Market Value ($000)
*	Upwork Inc.	1,286,233	57,585
	Ryder System Inc.	756,681	57,243
*	Resideo Technologies Inc.	2,017,065	56,982
*,1	Virgin Galactic Holdings Inc.	1,850,585	56,683
*	Mercury Systems Inc.	794,289	56,117
	Brink's Co.	692,682	54,881
	EnerSys	600,474	54,523
*	WESCO International Inc.	617,366	53,421
*	Avis Budget Group Inc.	721,324	52,325
	Triton International Ltd.	941,631	51,780
*	Univar Solutions Inc.	2,370,812	51,067
*	Kirby Corp.	841,476	50,724
	Hillenbrand Inc.	1,061,539	50,646
*	Spirit Airlines Inc.	1,368,367	50,493
	Applied Industrial Technologies Inc.	541,151	49,337
	ABM Industries Inc.	952,468	48,585
*	Kratos Defense & Security Solutions Inc.	1,759,090	47,988
	Kennametal Inc.	1,192,670	47,671
	UniFirst Corp.	212,966	47,643
	Korn Ferry	759,112	47,346
*	Atkore Inc.	658,090	47,317
*	Proto Labs Inc.	387,205	47,142
	Aerojet Rocketdyne Holdings Inc.	1,002,023	47,055
	Altra Industrial Motion Corp.	849,475	46,993
*	Dun & Bradstreet Holdings Inc.	1,967,212	46,839
*	Array Technologies Inc.	1,549,718	46,213
*	Bloom Energy Corp. Class A	1,697,671	45,922
	Watts Water Technologies Inc. Class A	384,821	45,721
	GATX Corp.	492,217	45,648
*	Allegiant Travel Co. Class A	184,641	45,063
*	Evoqua Water Technologies Corp.	1,704,377	44,825
	Terex Corp.	961,873	44,313
*,3	API Group Corp.	2,131,240	44,074
	Arcosa Inc.	672,534	43,775
*	TriNet Group Inc.	557,978	43,500
*	Casella Waste Systems Inc. Class A	664,120	42,218
	Franklin Electric Co. Inc.	532,947	42,071
	Insperity Inc.	494,275	41,391
*	Gibraltar Industries Inc.	452,245	41,385
*	Fluor Corp.	1,783,211	41,174
	Matson Inc.	608,077	40,559
	AAON Inc.	575,477	40,289
*	Dycom Industries Inc.	431,994	40,111
*	Beacon Roofing Supply Inc.	757,816	39,649
	ESCO Technologies Inc.	363,036	39,531
*	Shoals Technologies Group Inc. Class A	1,128,230	39,240
*	Masonite International Corp.	339,934	39,174
	Maxar Technologies Inc.	1,006,046	38,049
*	SkyWest Inc.	695,948	37,915
	Werner Enterprises Inc.	803,635	37,907
	Comfort Systems USA Inc.	504,848	37,747
	Brady Corp. Class A	696,322	37,218
*	SPX Corp.	636,022	37,061
	SPX FLOW Inc.	582,714	36,903
*	AeroVironment Inc.	317,094	36,802
*	Herc Holdings Inc.	353,848	35,855
	Albany International Corp. Class A	423,052	35,312
	Herman Miller Inc.	846,713	34,842

		Shares	Market Value ($000)
	Moog Inc. Class A	410,442	34,128
	Forward Air Corp.	380,536	33,795
	Cubic Corp.	452,373	33,733
	ManTech International Corp. Class A	387,110	33,659
	Boise Cascade Co.	561,804	33,613
	Mueller Industries Inc.	812,259	33,587
	Macquarie Infrastructure Corp.	1,046,072	33,276
	Trinity Industries Inc.	1,158,351	33,001
	Barnes Group Inc.	658,054	32,600
	Helios Technologies Inc.	440,081	32,069
*	Hub Group Inc. Class A	476,381	32,051
	Federal Signal Corp.	835,359	31,994
	Mueller Water Products Inc. Class A	2,250,487	31,259
	Rush Enterprises Inc. Class A	622,117	31,000
*	Navistar International Corp.	695,677	30,631
	Kadant Inc.	163,365	30,224
*	Welbilt Inc.	1,846,841	30,011
	Healthcare Services Group Inc.	1,069,554	29,980
*	Meritor Inc.	1,016,405	29,903
*	JELD-WEN Holding Inc.	1,033,480	28,617
*,1	Nikola Corp.	2,019,728	28,054
	McGrath RentCorp	346,027	27,907
*	Cimpress plc	276,908	27,727
*	KAR Auction Services Inc.	1,847,730	27,716
	CSW Industrials Inc.	196,249	26,494
	ArcBest Corp.	367,121	25,834
*	TPI Composites Inc.	456,847	25,780
*	Vicor Corp.	302,067	25,685
	Granite Construction Inc.	635,533	25,580
	Deluxe Corp.	602,056	25,262
	GrafTech International Ltd.	2,055,439	25,138
*	Air Transport Services Group Inc.	858,423	25,117
	Lindsay Corp.	149,457	24,903
*	CBIZ Inc.	754,588	24,645
*	GMS Inc.	589,062	24,593
	HNI Corp.	621,617	24,591
*,1	Desktop Metal Inc. Class A	1,633,371	24,337
	EnPro Industries Inc.	285,011	24,303
	Astec Industries Inc.	321,991	24,285
*	American Woodmark Corp.	241,571	23,814
	Primoris Services Corp.	711,421	23,569
	Covanta Holding Corp.	1,689,414	23,415
*	Atlas Air Worldwide Holdings Inc.	378,983	22,906
	Enerpac Tool Group Corp. Class A	864,345	22,577
	Greenbrier Cos. Inc.	471,769	22,277
	Alamo Group Inc.	141,653	22,119
	Tennant Co.	267,327	21,357
	ICF International Inc.	243,025	21,240
*	PGT Innovations Inc.	820,486	20,717
	Pitney Bowes Inc.	2,500,016	20,600
	Raven Industries Inc.	523,731	20,075
	Kaman Corp.	381,442	19,564
*	Harsco Corp.	1,139,958	19,550
	Encore Wire Corp.	285,909	19,193
*	US Ecology Inc.	456,027	18,989
*	TriMas Corp.	626,112	18,984
*	AAR Corp.	455,470	18,970
	ADT Inc.	2,219,997	18,737

		Shares	Market Value ($000)
	Columbus McKinnon Corp.	349,379	18,433
	Steelcase Inc. Class A	1,277,786	18,387
*	Hawaiian Holdings Inc.	676,958	18,054
	AZZ Inc.	350,824	17,664
	Matthews International Corp. Class A	446,554	17,661
	Griffon Corp.	649,175	17,638
*	MYR Group Inc.	234,832	16,830
*	Huron Consulting Group Inc.	327,767	16,513
	Shyft Group Inc.	443,237	16,488
	H&E Equipment Services Inc.	433,647	16,479
	Standex International Corp.	166,579	15,920
*	CoreCivic Inc.	1,714,198	15,513
*	NOW Inc.	1,529,400	15,432
	Douglas Dynamics Inc.	329,059	15,186
	Kforce Inc.	281,599	15,094
*	Ameresco Inc. Class A	309,914	15,071
*	Construction Partners Inc. Class A	502,159	15,005
*,1	Hyliion Holdings Corp.	1,403,808	14,979
*	Gates Industrial Corp. plc	922,910	14,757
	Apogee Enterprises Inc.	358,650	14,662
*	NV5 Global Inc.	151,475	14,628
	Marten Transport Ltd.	853,989	14,492
*	IES Holdings Inc.	286,273	14,431
*	Triumph Group Inc.	772,230	14,194
	Schneider National Inc. Class B	537,325	13,417
*	Great Lakes Dredge & Dock Corp.	918,896	13,398
	Wabash National Corp.	709,350	13,336
	Heartland Express Inc.	680,345	13,321
*	Parsons Corp.	323,737	13,092
	Quanex Building Products Corp.	493,881	12,955
*	Aegion Corp. Class A	426,592	12,265
	Hyster-Yale Materials Handling Inc.	134,677	11,733
*	Viad Corp.	277,782	11,597
*	Driven Brands Holdings Inc.	450,969	11,464
*	SEACOR Holdings Inc.	280,341	11,424
	Argan Inc.	213,084	11,368
*	Echo Global Logistics Inc.	357,513	11,229
	ACCO Brands Corp.	1,321,647	11,155
*	Tutor Perini Corp.	582,547	11,039
	Knoll Inc.	666,863	11,010
*	Energy Recovery Inc.	596,841	10,946
*	Kelly Services Inc. Class A	490,639	10,927
*	TrueBlue Inc.	480,256	10,575
*	SP Plus Corp.	317,842	10,422
*	CIRCOR International Inc.	293,008	10,203
*,1	Romeo Power Inc.	1,223,988	10,196
	Interface Inc. Class A	814,803	10,169
	CAI International Inc.	221,675	10,091
*	Montrose Environmental Group Inc.	198,932	9,984
*	Manitowoc Co. Inc.	475,536	9,806
	Systemax Inc.	235,227	9,673
	Heidrick & Struggles International Inc.	263,456	9,411
*,1	Eos Energy Enterprises Inc.	472,617	9,320
	Gorman-Rupp Co.	278,494	9,221
*	Sterling Construction Co. Inc.	392,281	9,101
*	Cornerstone Building Brands Inc.	634,506	8,902
*	Thermon Group Holdings Inc.	455,055	8,869
*	Ducommun Inc.	146,602	8,796

		Shares	Market Value ($000)
*	Vectrus Inc.	162,528	8,686
*	Rekor Systems Inc.	432,687	8,649
*	Lydall Inc.	253,482	8,552
*	Babcock & Wilcox Enterprises Inc.	901,812	8,540
	National Presto Industries Inc.	81,301	8,298
*	PAE Inc.	919,079	8,290
	Insteel Industries Inc.	263,119	8,115
	Barrett Business Services Inc.	116,748	8,039
	Ennis Inc.	371,200	7,925
*	MRC Global Inc.	867,356	7,832
	CRA International Inc.	104,901	7,830
*	Daseke Inc.	906,106	7,693
*	BrightView Holdings Inc.	455,160	7,679
*	Hydrofarm Holdings Group Inc.	125,709	7,583
*	Veritiv Corp.	177,041	7,531
	Miller Industries Inc.	160,417	7,410
	Kimball International Inc. Class B	518,207	7,255
	REV Group Inc.	376,558	7,215
*	Lawson Products Inc.	135,979	7,052
*	Forrester Research Inc.	164,212	6,976
	Omega Flex Inc.	43,057	6,798
*	DXP Enterprises Inc.	221,449	6,681
*,1	Advent Technologies Holdings Inc.	497,538	6,662
*	Titan Machinery Inc.	260,731	6,649
*	American Superconductor Corp.	350,169	6,639
*	Titan International Inc.	714,590	6,631
	Allied Motion Technologies Inc.	122,861	6,306
*	ExOne Co.	199,200	6,247
*	Yellow Corp.	710,239	6,243
*	Astronics Corp.	345,138	6,226
*	Willdan Group Inc.	149,494	6,137
*,1	Eagle Bulk Shipping Inc.	164,029	5,925
*	Mesa Air Group Inc.	437,780	5,888
*	Heritage-Crystal Clean Inc.	216,808	5,882
*	Blue Bird Corp.	222,106	5,559
*	BlueLinx Holdings Inc.	141,200	5,534
	VSE Corp.	139,734	5,519
	Resources Connection Inc.	400,828	5,427
*	Northwest Pipe Co.	153,396	5,126
*	Matrix Service Co.	386,129	5,062
	Genco Shipping & Trading Ltd.	496,499	5,005
*	Team Inc.	430,688	4,966
*	Transcat Inc.	100,447	4,930
*,1	Sunworks Inc.	335,033	4,918
*	Acacia Research Corp.	718,306	4,777
*,1	AgEagle Aerial Systems Inc.	738,582	4,624
*	Commercial Vehicle Group Inc.	473,286	4,567
*	Radiant Logistics Inc.	651,593	4,529
	Powell Industries Inc.	129,550	4,388
*	NN Inc.	614,075	4,342
*,1	Beam Global	99,258	4,304
*	Alta Equipment Group Inc.	330,300	4,294
*	RR Donnelley & Sons Co.	1,046,134	4,247
*	Mayville Engineering Co. Inc.	290,851	4,182
*	Franklin Covey Co.	145,539	4,117
	Park Aerospace Corp.	303,023	4,006
	Park-Ohio Holdings Corp.	125,736	3,959
	Rush Enterprises Inc. Class B	85,365	3,849

		Shares	Market Value ($000)
*,1	Aqua Metals Inc.	938,156	3,800
*	GP Strategies Corp.	198,873	3,470
*	Covenant Logistics Group Inc. Class A	166,743	3,433
	Hurco Cos. Inc.	95,977	3,388
	Universal Logistics Holdings Inc.	128,736	3,387
	LSI Industries Inc.	395,275	3,372
*	US Xpress Enterprises Inc. Class A	285,538	3,355
*	HC2 Holdings Inc.	843,742	3,324
*	CECO Environmental Corp.	381,395	3,024
*	Mistras Group Inc.	262,279	2,993
*	General Finance Corp.	238,390	2,896
*	Orion Group Holdings Inc.	458,832	2,785
*	Orion Energy Systems Inc.	370,035	2,575
*	L B Foster Co. Class A	143,018	2,560
*	Infrastructure & Energy Alternatives Inc.	154,991	2,526
	Preformed Line Products Co.	35,638	2,450
*,1	Energous Corp.	592,576	2,406
*,1	Orbital Energy Group Inc.	388,941	2,373
*	Concrete Pumping Holdings Inc.	305,297	2,262
	Eastern Co.	83,819	2,246
*	HyreCar Inc.	229,109	2,245
*	EVI Industries Inc.	76,873	2,212
*	USA Truck Inc.	111,713	2,135
*	Agrify Corp.	168,800	2,107
*	Vidler Water Resouces Inc.	234,635	2,088
*,1	LiqTech International Inc.	247,491	2,002
*	Hill International Inc.	620,435	1,985
*	Nesco Holdings Inc.	209,946	1,963
	Graham Corp.	137,367	1,956
*	Atlas Technical Consultants Inc. Class A	188,202	1,922
	BGSF Inc.	136,163	1,906
*,1	Alpha Pro Tech Ltd.	187,485	1,830
*,1	Red Violet Inc.	99,092	1,825
*	PAM Transportation Services Inc.	29,376	1,813
*	Ultralife Corp.	218,456	1,809
*	Willis Lease Finance Corp.	41,290	1,794
*,1	Ocean Power Technologies Inc.	531,451	1,759
*	Quad/Graphics Inc.	491,205	1,734
*	AerSale Corp.	134,400	1,652
*,1	Document Security Systems Inc.	434,721	1,569
*	Manitex International Inc.	197,034	1,555
*	Gencor Industries Inc.	115,798	1,553
*	Capstone Turbine Corp.	166,292	1,520
*	Armstrong Flooring Inc.	310,427	1,518
*	FreightCar America Inc.	208,190	1,373
*	Urban-Gro Inc.	158,400	1,335
*	Broadwind Inc.	199,510	1,317
*	Houston Wire & Cable Co.	241,458	1,260
*	Twin Disc Inc.	130,235	1,245
*,1	India Globalization Capital Inc.	689,122	1,234
	ARC Document Solutions Inc.	549,008	1,158
*	Limbach Holdings Inc.	101,969	1,077
*	Performant Financial Corp.	493,770	1,062
*,1	Flux Power Holdings Inc.	81,321	1,053
	NL Industries Inc.	135,037	1,006
	Acme United Corp.	25,248	996
*	DLH Holdings Corp.	98,735	979
*,1	Polar Power Inc.	69,367	964

		Shares	Market Value ($000)
*,1	Ault Global Holdings Inc.	291,909	960
*	Huttig Building Products Inc.	257,609	943
*,1	Akerna Corp.	185,294	915
*,1	Fuel Tech Inc.	281,100	883
*	Hudson Technologies Inc.	548,421	883
*	Mastech Digital Inc.	46,402	817
	Innovative Solutions & Support Inc.	118,837	751
*	SIFCO Industries Inc.	59,912	751
*	Perma-Fix Environmental Services Inc.	100,598	737
*	CPI Aerostructures Inc.	161,170	732
*	JOANN Inc.	69,235	703
*,1	iSun Inc.	52,232	697
*	Charah Solutions Inc.	139,354	677
*	Air Industries Group	455,019	669
*	Volt Information Sciences Inc.	164,768	649
	HireQuest Inc.	36,700	633
*	AMREP Corp.	56,720	630
*,1	Astrotech Corp.	278,123	609
*	Ideal Power Inc.	45,414	601
*	Odyssey Marine Exploration Inc.	86,024	575
*,1	SG Blocks Inc.	117,060	546
*,1	Lightbridge Corp.	83,914	536
*	Virco Manufacturing Corp.	163,028	505
*	Jewett-Cameron Trading Co. Ltd.	46,299	479
*	RCM Technologies Inc.	133,985	476
*	Ikena Oncology Inc.	16,806	475
*	Perma-Pipe International Holdings Inc.	72,762	442
	Pangaea Logistics Solutions Ltd.	138,962	439
*	Taylor Devices Inc.	36,345	411
*	Air T Inc.	17,189	409
*,1	Applied UV Inc.	38,769	387
*	Sun Country Airlines Holdings Inc.	11,179	383
*,1	BioHiTech Global Inc.	241,627	379
*	Sigma Labs Inc.	94,962	353
*,1	Energy Focus Inc.	72,788	335
*,1	TOMI Environmental Solutions Inc.	82,446	334
*	Hudson Global Inc.	18,306	304
*	LS Starrett Co. Class A	44,550	287
*	Generac Holdings Inc.	836	274
*	VirTra Inc.	44,057	271
*	GEE Group Inc.	199,699	254
*	ShiftPixy Inc.	106,056	244
*	ACV Auctions Inc. Class A	6,449	223
*,1	Pioneer Power Solutions Inc.	44,120	214
*	JanOne Inc.	23,803	200
*	Servotronics Inc.	19,402	166
*	Avalon Holdings Corp. Class A	44,748	164
	Patriot Transportation Holding Inc.	14,470	159
*	Staffing 360 Solutions Inc.	152,961	130
*,1,2	FTE Networks Inc.	82,837	124
	Espey Manufacturing & Electronics Corp.	7,053	107
	Chicago Rivet & Machine Co.	2,905	74
*	Quest Resource Holding Corp.	14,635	57
*,1,2	Proteostasis Therapeutics Inc. CVR	507,408	55
	CompX International Inc.	2,808	51
*	AeroCentury Corp.	8,198	29
*	Art's-Way Manufacturing Co. Inc.	4,243	13
*	Air T Funding Warrants Exp. 08/30/2021	36,997	8

		Shares	Market Value ($000)
*	Wilhelmina International Inc.	1,096	6
*	P&F Industries Inc. Class A	574	4
			14,762,976
Information Technology (21.5%)
*	Square Inc. Class A	5,545,036	1,259,000
*	Zoom Video Communications Inc. Class A	2,912,036	935,608
*	Twilio Inc. Class A	2,075,525	707,256
*	Workday Inc. Class A	2,472,686	614,289
*	DocuSign Inc. Class A	2,650,154	536,524
*	Crowdstrike Holdings Inc. Class A	2,676,052	488,406
	Marvell Technology Group Ltd.	9,498,929	465,258
*	Palo Alto Networks Inc.	1,376,984	443,471
*	Trade Desk Inc. Class A	605,016	394,265
*	Okta Inc. Class A	1,744,311	384,498
*	RingCentral Inc. Class A	1,089,610	324,573
*	EPAM Systems Inc.	794,259	315,075
*	Dell Technologies Inc. Class C	3,350,719	295,366
*	Slack Technologies Inc. Class A	7,129,182	289,659
*	Splunk Inc.	2,071,264	280,615
*	HubSpot Inc.	617,254	280,363
*	Coupa Software Inc.	1,023,067	260,350
*	Datadog Inc. Class A	2,924,483	243,726
*	ON Semiconductor Corp.	5,815,360	241,977
	SS&C Technologies Holdings Inc.	3,174,853	221,827
*	Zendesk Inc.	1,666,731	221,042
	Entegris Inc.	1,908,117	213,327
*	SolarEdge Technologies Inc.	732,209	210,466
	Cognex Corp.	2,492,631	206,863
*	PTC Inc.	1,489,207	204,989
*	Fair Isaac Corp.	415,368	201,890
*	MongoDB Inc. Class A	735,019	196,566
*	Snowflake Inc. Class A	844,676	193,667
*	Cloudflare Inc. Class A	2,662,271	187,051
*	GoDaddy Inc. Class A	2,406,607	186,801
*	Zscaler Inc.	1,055,850	181,258
*	Nuance Communications Inc.	4,045,354	176,539
*	Cree Inc.	1,631,443	176,408
*,1	VMware Inc. Class A	1,137,058	171,070
*	Black Knight Inc.	2,226,218	164,718
*	Avalara Inc.	1,212,734	161,815
*	Ceridian HCM Holding Inc.	1,857,712	156,549
*	Five9 Inc.	946,806	148,014
*	Palantir Technologies Inc. Class A	6,226,927	145,025
	MKS Instruments Inc.	780,265	144,677
	Universal Display Corp.	606,508	143,603
*	Aspen Technology Inc.	963,684	139,089
*	Inphi Corp.	760,370	135,658
*	WEX Inc.	625,487	130,864
*	Bill.com Holdings Inc.	876,747	127,567
*	Dynatrace Inc.	2,602,632	125,551
*	Guidewire Software Inc.	1,188,457	120,783
*	Ciena Corp.	2,199,480	120,356
*	Arrow Electronics Inc.	1,058,499	117,303
*	Dropbox Inc. Class A	4,206,099	112,135
*	RealPage Inc.	1,268,742	110,634
*	Anaplan Inc.	2,014,490	108,480
	Genpact Ltd.	2,477,626	106,092
*	Manhattan Associates Inc.	903,702	106,077

		Shares	Market Value ($000)
*	First Solar Inc.	1,201,374	104,880
*	Smartsheet Inc. Class A	1,632,676	104,361
*	Euronet Worldwide Inc.	746,942	103,302
*	Proofpoint Inc.	817,577	102,843
*	II-VI Inc.	1,475,365	100,871
	Jabil Inc.	1,915,713	99,924
*	Elastic NV	890,796	99,057
*	Lumentum Holdings Inc.	1,074,908	98,193
*	Paylocity Holding Corp.	531,381	95,558
	CDK Global Inc.	1,729,849	93,516
	Littelfuse Inc.	347,609	91,922
	Dolby Laboratories Inc. Class A	928,308	91,643
*	Concentrix Corp.	590,262	88,374
*	Coherent Inc.	346,933	87,736
*	Silicon Laboratories Inc.	620,645	87,554
*	Lattice Semiconductor Corp.	1,928,459	86,819
	Brooks Automation Inc.	1,044,642	85,295
*	Digital Turbine Inc.	1,056,795	84,924
*,1	Fastly Inc. Class A	1,214,332	81,700
	National Instruments Corp.	1,870,085	80,760
	Alliance Data Systems Corp.	700,797	78,552
*	Blackline Inc.	721,760	78,239
	MAXIMUS Inc.	869,273	77,400
*	Pure Storage Inc. Class A	3,459,326	74,514
*	Varonis Systems Inc. Class B	1,445,206	74,197
*	Q2 Holdings Inc.	732,285	73,375
*	MicroStrategy Inc. Class A	107,739	73,133
*	Appian Corp. Class A	547,804	72,831
*	Nutanix Inc. Class A	2,739,272	72,755
*	Vontier Corp.	2,397,763	72,580
	CMC Materials Inc.	410,168	72,514
*	J2 Global Inc.	599,854	71,898
*	Cirrus Logic Inc.	821,478	69,653
*	NCR Corp.	1,829,442	69,427
*	Alteryx Inc. Class A	836,787	69,420
	Power Integrations Inc.	843,221	68,706
*	Synaptics Inc.	497,237	67,336
	SYNNEX Corp.	583,433	67,001
*	FireEye Inc.	3,394,426	66,429
*	Sabre Corp.	4,477,014	66,305
*	Novanta Inc.	498,132	65,699
*	Sailpoint Technologies Holdings Inc.	1,284,228	65,033
	Pegasystems Inc.	560,110	64,043
*	Semtech Corp.	914,986	63,134
*	ACI Worldwide Inc.	1,649,365	62,758
*	Everbridge Inc.	515,602	62,481
*	Marathon Digital Holdings Inc.	1,242,684	59,674
	Advanced Energy Industries Inc.	546,520	59,664
*	Teradata Corp.	1,543,790	59,498
	Avnet Inc.	1,391,157	57,747
	Xerox Holdings Corp.	2,359,237	57,259
*	Rapid7 Inc.	746,654	55,708
*	Alarm.com Holdings Inc.	644,095	55,637
*	Itron Inc.	625,505	55,451
	Perspecta Inc.	1,908,441	55,440
*	Envestnet Inc.	757,363	54,704
*	Workiva Inc. Class A	591,500	52,206
*	Riot Blockchain Inc.	960,164	51,148

		Shares	Market Value ($000)
*	Viavi Solutions Inc.	3,256,133	51,121
*	SPS Commerce Inc.	506,977	50,348
*	Ambarella Inc.	499,306	50,125
*	FormFactor Inc.	1,104,512	49,825
*	8x8 Inc.	1,533,352	49,742
*	LiveRamp Holdings Inc.	956,105	49,603
*	Qualys Inc.	471,813	49,437
*	Rogers Corp.	260,727	49,071
*	Blackbaud Inc.	682,530	48,514
*	3D Systems Corp.	1,746,101	47,913
*	Diodes Inc.	593,912	47,418
*	LivePerson Inc.	895,887	47,249
*	Cerence Inc.	526,500	47,164
*	New Relic Inc.	766,982	47,154
*	Insight Enterprises Inc.	488,274	46,591
*	Fabrinet	514,796	46,532
*	Box Inc. Class A	2,011,054	46,174
*	Onto Innovation Inc.	698,290	45,885
*	Viasat Inc.	929,831	44,697
	Vishay Intertechnology Inc.	1,851,079	44,574
*	CommScope Holding Co. Inc.	2,815,776	43,250
*	Verint Systems Inc.	940,480	42,782
	Kulicke & Soffa Industries Inc.	868,999	42,677
*	CommVault Systems Inc.	655,077	42,252
*	ExlService Holdings Inc.	467,132	42,117
*	Shift4 Payments Inc. Class A	503,788	41,316
*	2U Inc.	1,048,452	40,082
*	Altair Engineering Inc. Class A	622,745	38,965
	Badger Meter Inc.	417,616	38,868
*,1	MicroVision Inc.	2,076,333	38,516
*	Sanmina Corp.	927,808	38,393
*	MACOM Technology Solutions Holdings Inc.	660,026	38,295
*	Plexus Corp.	414,354	38,054
*	Cornerstone OnDemand Inc.	872,899	38,041
*	SunPower Corp.	1,118,544	37,415
*	Cloudera Inc.	3,018,174	36,731
	Amkor Technology Inc.	1,521,562	36,076
*	Tenable Holdings Inc.	963,109	34,850
*	Appfolio Inc. Class A	243,377	34,416
*	Ultra Clean Holdings Inc.	574,590	33,349
*	MaxLinear Inc. Class A	967,847	32,984
*	Medallia Inc.	1,181,828	32,961
*	Mimecast Ltd.	814,626	32,756
	NIC Inc.	962,206	32,648
*,1	Affirm Holdings Inc. Class A	457,792	32,375
*	PagerDuty Inc.	803,431	32,322
	Xperi Holding Corp.	1,464,208	31,876
*	SVMK Inc.	1,731,863	31,728
	EVERTEC Inc.	852,240	31,720
*	Pluralsight Inc. Class A	1,411,274	31,528
	Ubiquiti Inc.	104,499	31,172
*	Rambus Inc.	1,559,408	30,315
*	Avaya Holdings Corp.	1,079,050	30,246
*	NetScout Systems Inc.	1,019,241	28,702
*	Cohu Inc.	681,185	28,501
	InterDigital Inc.	442,891	28,101
*	Perficient Inc.	473,536	27,806
*	Calix Inc.	800,132	27,733

		Shares	Market Value ($000)
	Belden Inc.	619,437	27,484
	Progress Software Corp.	616,549	27,165
*	Infinera Corp.	2,812,847	27,088
*	Knowles Corp.	1,272,196	26,614
*	Verra Mobility Corp. Class A	1,950,111	26,395
*	Qualtrics International Inc. Class A	793,950	26,129
	TTEC Holdings Inc.	258,765	25,993
*	Repay Holdings Corp. Class A	1,065,597	25,020
*	Bottomline Technologies DE Inc.	536,308	24,268
*	Sykes Enterprises Inc.	541,973	23,890
*	PROS Holdings Inc.	561,880	23,880
	Methode Electronics Inc.	551,891	23,168
*	Sprout Social Inc. Class A	400,383	23,126
*	Super Micro Computer Inc.	591,893	23,119
*	Unisys Corp.	903,893	22,977
*	FARO Technologies Inc.	258,270	22,358
*	OSI Systems Inc.	232,525	22,346
*	Duck Creek Technologies Inc.	475,686	21,472
*	Ichor Holdings Ltd.	396,426	21,328
*	Zuora Inc. Class A	1,437,711	21,278
	CSG Systems International Inc.	472,721	21,220
*	Domo Inc. Class B	374,913	21,104
*	Plantronics Inc.	540,302	21,023
	Switch Inc. Class A	1,235,407	20,088
*	Yext Inc.	1,383,332	20,031
*	TTM Technologies Inc.	1,377,210	19,970
*	Cardtronics plc Class A	511,457	19,845
*	ePlus Inc.	197,953	19,724
*	Axcelis Technologies Inc.	459,175	18,867
*	Evo Payments Inc. Class A	670,800	18,460
*	SolarWinds Corp.	1,051,957	18,346
*	NETGEAR Inc.	435,619	17,904
*	CEVA Inc.	318,471	17,882
*	PAR Technology Corp.	272,477	17,823
*,1	E2open Parent Holdings Inc.	1,775,641	17,685
*	SiTime Corp.	178,580	17,608
*	nLight Inc.	542,182	17,567
*	EchoStar Corp. Class A	726,918	17,446
*	Upland Software Inc.	364,270	17,190
*	Impinj Inc.	301,558	17,150
*	MTS Systems Corp.	283,672	16,510
*	Conduent Inc.	2,459,369	16,379
*	Diebold Nixdorf Inc.	1,131,771	15,992
*	Model N Inc.	445,638	15,700
*,1	fuboTV Inc.	702,640	15,542
	Benchmark Electronics Inc.	500,096	15,463
*,1	C3.ai Inc. Class A	233,854	15,413
*	Allegro MicroSystems Inc.	604,912	15,335
*	Extreme Networks Inc.	1,698,327	14,860
	CTS Corp.	468,692	14,558
*	Jamf Holding Corp.	402,063	14,201
*	Ribbon Communications Inc.	1,699,273	13,951
*	Veeco Instruments Inc.	669,075	13,877
*	Agilysys Inc.	279,094	13,385
*	Avid Technology Inc.	591,768	12,492
*	OneSpan Inc.	506,252	12,403
*	BTRS Holdings Inc.	850,486	12,307
*	ACM Research Inc. Class A	144,853	11,703

		Shares	Market Value ($000)
	McAfee Corp. Class A	511,782	11,638
*	Rackspace Technology Inc.	484,101	11,512
*	Ping Identity Holding Corp.	520,528	11,415
*	Harmonic Inc.	1,409,608	11,051
*	Brightcove Inc.	547,439	11,014
	ADTRAN Inc.	659,620	11,002
*	Photronics Inc.	852,968	10,969
	Ebix Inc.	341,285	10,931
*	Tucows Inc. Class A	140,697	10,904
	QAD Inc. Class A	161,681	10,765
*,1	Cleanspark Inc.	447,118	10,650
*	ScanSource Inc.	348,255	10,430
*	ChannelAdvisor Corp.	433,530	10,210
*,1	Corsair Gaming Inc.	304,933	10,151
*,1	Kopin Corp.	959,789	10,068
*	Alpha & Omega Semiconductor Ltd.	303,000	9,908
	Comtech Telecommunications Corp.	388,774	9,657
*	BigCommerce Holdings Inc.	166,247	9,609
*	SMART Global Holdings Inc.	207,593	9,553
*	Mitek Systems Inc.	632,998	9,229
*,1	Inseego Corp.	921,626	9,216
*	Veritone Inc.	382,530	9,173
*	USA Technologies Inc.	771,423	9,041
*	Kimball Electronics Inc.	345,170	8,905
*	I3 Verticals Inc. Class A	283,407	8,821
	American Software Inc. Class A	423,414	8,765
*	Telos Corp.	229,014	8,684
*	Digi International Inc.	456,623	8,671
*	NeoPhotonics Corp.	724,502	8,658
*	Paya Holdings Inc. Class A	780,230	8,551
*	Akoustis Technologies Inc.	599,105	7,992
*	Vertex Inc. Class A	362,539	7,969
*	A10 Networks Inc.	811,560	7,799
	PC Connection Inc.	165,548	7,680
*	Datto Holding Corp.	333,139	7,632
*,1	Viant Technology Inc. Class A	141,819	7,501
	Cass Information Systems Inc.	161,760	7,485
*	Arlo Technologies Inc.	1,157,179	7,267
*,1	Velodyne Lidar Inc.	636,761	7,259
*,1	Eastman Kodak Co.	904,829	7,121
*	PDF Solutions Inc.	382,512	6,801
*	Quantum Corp.	815,436	6,793
*	Limelight Networks Inc.	1,833,121	6,544
*	AXT Inc.	557,791	6,504
*	Asana Inc. Class A	227,154	6,492
*	Zix Corp.	852,333	6,435
*,1	Atomera Inc.	260,652	6,386
*	MoneyGram International Inc.	963,648	6,331
*	Benefitfocus Inc.	451,632	6,237
*	Napco Security Technologies Inc.	177,192	6,172
*	Vishay Precision Group Inc.	200,007	6,162
*	International Money Express Inc.	400,177	6,007
	Hackett Group Inc.	357,422	5,858
*	ON24 Inc.	119,368	5,791
*	Digimarc Corp.	192,786	5,718
*	Grid Dynamics Holdings Inc.	337,700	5,380
*	CalAmp Corp.	493,651	5,356
[1]	VirnetX Holding Corp.	928,784	5,173

		Shares	Market Value ($000)
*	Clearfield Inc.	156,993	4,730
*	Aviat Networks Inc.	66,030	4,691
*,1	Intrusion Inc.	195,267	4,563
*	Casa Systems Inc.	478,558	4,561
*	Sumo Logic Inc.	238,721	4,502
*	908 Devices Inc.	92,602	4,491
*	Powerfleet Inc.	538,599	4,427
	NVE Corp.	62,661	4,393
*	GreenSky Inc. Class A	707,091	4,377
*	Luna Innovations Inc.	411,203	4,330
*	Intelligent Systems Corp.	101,109	4,136
*	ShotSpotter Inc.	114,350	4,010
*	GTY Technology Holdings Inc.	625,922	4,000
*	DSP Group Inc.	280,167	3,992
*	Iteris Inc.	598,384	3,692
*	Daktronics Inc.	578,920	3,630
*	Genasys Inc.	542,457	3,629
*,1	MICT Inc.	1,717,091	3,554
*	Cambium Networks Corp.	73,694	3,443
*	eMagin Corp.	865,526	3,237
	Bel Fuse Inc. Class B	162,482	3,232
*	Airgain Inc.	147,944	3,135
*	DZS Inc.	188,528	2,932
*	CyberOptics Corp.	111,668	2,900
*	eGain Corp.	302,015	2,866
*	Rimini Street Inc.	319,324	2,864
*	Smith Micro Software Inc.	519,191	2,858
*	Applied Optoelectronics Inc.	326,850	2,732
*	KVH Industries Inc.	214,800	2,724
*	Identiv Inc.	235,610	2,700
*	Resonant Inc.	615,488	2,610
*	ClearSign Technologies Corp.	450,444	2,559
*	Ondas Holdings Inc.	257,600	2,496
*	SharpSpring Inc.	151,015	2,416
*	EMCORE Corp.	423,781	2,314
*	Amtech Systems Inc.	182,225	2,154
*	Immersion Corp.	218,656	2,095
*,1	Vislink Technologies Inc.	707,832	2,074
*	IEC Electronics Corp.	172,190	2,073
*	Intevac Inc.	282,964	2,023
*	Intellicheck Inc.	240,710	2,017
*	Paysign Inc.	455,786	1,992
*	Information Services Group Inc.	445,767	1,961
*,1	AudioEye Inc.	69,995	1,956
*	Synchronoss Technologies Inc.	547,622	1,955
*	SecureWorks Corp. Class A	144,912	1,939
*	PCTEL Inc.	276,829	1,924
*,1	BM Technologies Inc. (XASE)	163,400	1,904
*	Innodata Inc.	297,534	1,874
*	Pixelworks Inc.	563,986	1,867
*,1	Wrap Technologies Inc.	321,498	1,788
*	Computer Task Group Inc.	186,341	1,780
*	ServiceSource International Inc.	1,208,512	1,777
*	SMTC Corp.	290,792	1,748
*,1	Boxlight Corp. Class A	665,240	1,683
*	Asure Software Inc.	200,142	1,529
*	RealNetworks Inc.	353,051	1,500
*	CPS Technologies Corp.	112,892	1,478

		Shares	Market Value ($000)
*	GSI Technology Inc.	220,551	1,475
*,1	ComSovereign Holding Corp.	536,900	1,434
*	Usio Inc.	216,052	1,387
*	PFSweb Inc.	204,650	1,381
*,1	Phunware Inc.	811,516	1,339
*	Qumu Corp.	193,733	1,310
*	TransAct Technologies Inc.	118,987	1,293
*	StarTek Inc.	161,812	1,286
*	inTEST Corp.	108,436	1,281
*	Key Tronic Corp.	153,764	1,186
*	Park City Group Inc.	194,170	1,186
*	Everspin Technologies Inc.	195,210	1,171
*,1	Inuvo Inc.	1,133,424	1,156
*,1	Exela Technologies Inc.	512,573	1,117
*	AstroNova Inc.	81,755	1,096
*	Lantronix Inc.	239,173	1,093
*	Support.com Inc.	236,907	1,087
*,1	QuickLogic Corp.	155,247	1,074
*,1	One Stop Systems Inc.	166,483	1,056
*	Steel Connect Inc.	529,960	1,049
*	WidePoint Corp.	113,042	1,040
*	Research Frontiers Inc.	363,229	1,032
*	LightPath Technologies Inc. Class A	329,580	1,022
*	Frequency Electronics Inc.	90,022	1,016
*	Unity Software Inc.	10,095	1,013
*,1	Synacor Inc.	454,682	996
*,1	NXT-ID Inc.	643,683	908
*,1	Inpixon	714,011	857
	Richardson Electronics Ltd.	130,378	831
*	Verb Technology Co. Inc.	573,428	803
*,1	GTT Communications Inc.	438,331	802
*,1	Net Element Inc.	72,997	797
*,1	Digital Ally Inc.	466,036	760
*	Issuer Direct Corp.	34,425	755
	NXP Semiconductors NV	3,609	727
[1]	Communications Systems Inc.	121,692	725
*	Aehr Test Systems	286,183	721
*	Data I/O Corp.	131,998	715
	Wayside Technology Group Inc.	28,454	715
*	LGL Group Inc.	63,393	697
*	DigitalOcean Holdings Inc.	16,121	679
*	SeaChange International Inc.	436,330	676
*	Aware Inc.	183,320	669
*,1	Neonode Inc.	70,627	662
*	ThredUp Inc. Class A	28,021	654
*,1	BSQUARE Corp.	186,526	638
*	TESSCO Technologies Inc.	83,660	606
*,1	Enveric Biosciences Inc.	180,983	556
*	RF Industries Ltd.	90,386	548
*	CSP Inc.	59,591	518
*,1	Socket Mobile Inc.	60,356	518
*,1	Sonim Technologies Inc.	619,678	508
	Bentley Systems Inc. Class B	10,825	508
*	NetSol Technologies Inc.	126,277	496
*	GSE Systems Inc.	256,492	436
*,1	VerifyMe Inc.	105,348	434
*	Cemtrex Inc.	221,797	417
*,1	Bio-key International Inc.	119,034	415

		Shares	Market Value ($000)
*	ClearOne Inc.	114,463	412
*,1	Coda Octopus Group Inc.	45,539	398
*	Wireless Telecom Group Inc.	233,098	396
*	Optical Cable Corp.	101,490	366
*	Summit Wireless Technologies Inc.	110,465	341
*,1	Oblong Inc.	61,159	305
*	CVD Equipment Corp.	68,981	300
*	Kaspien Holdings Inc.	12,368	293
	Network-1 Technologies Inc.	93,241	291
*,1	Marin Software Inc.	159,630	284
*,1	MoSys Inc.	72,993	282
*	Research Solutions Inc.	116,571	270
*	Evolving Systems Inc.	93,207	254
*	Image Sensing Systems Inc.	52,938	239
*,1	Electro-Sensors Inc.	45,193	217
[1]	SilverSun Technologies Inc.	27,120	207
*,1	Bridgeline Digital Inc.	70,744	204
*	TSR Inc.	23,470	204
*	SEMrush Holdings Inc. Class A	16,031	191
	BK Technologies Corp.	44,217	185
	Taitron Components Inc. Class A	44,904	185
*	Universal Security Instruments Inc.	25,090	169
*	Olo Inc. Class A	6,390	169
*	SigmaTron International Inc.	29,937	161
*	ALJ Regional Holdings Inc.	107,333	156
*	Trio-Tech International	33,851	152
*	Schmitt Industries Inc.	25,776	152
*	Priority Technology Holdings Inc.	19,186	133
	Bel Fuse Inc. Class A	6,700	120
*	Crexendo Inc.	18,695	108
*	ADDvantage Technologies Group Inc.	40,013	104
*	Duos Technologies Group Inc.	8,483	93
*	OLB Group Inc.	11,665	65
*	Nortech Systems Inc.	9,269	57
*	American Virtual Cloud Technologies Inc.	8,628	49
*	Blonder Tongue Laboratories Inc.	16,400	24
*	Rubicon Technology Inc.	561	6
			22,821,654
Materials (3.8%)
	Crown Holdings Inc.	1,909,516	185,299
	RPM International Inc.	1,844,829	169,448
	Steel Dynamics Inc.	2,825,463	143,420
	Scotts Miracle-Gro Co.	576,697	141,273
	Reliance Steel & Aluminum Co.	894,896	136,284
	AptarGroup Inc.	922,296	130,662
	Cleveland-Cliffs Inc.	6,474,265	130,197
*	Berry Global Group Inc.	1,898,964	116,596
	Royal Gold Inc.	931,356	100,233
	United States Steel Corp.	3,699,548	96,817
	Sonoco Products Co.	1,410,419	89,280
*	Axalta Coating Systems Ltd.	2,950,094	87,264
	Louisiana-Pacific Corp.	1,498,729	83,120
*	Alcoa Corp.	2,497,462	81,143
	Huntsman Corp.	2,809,451	80,996
	Eagle Materials Inc.	595,690	80,067
	Olin Corp.	2,012,656	76,421
	Ashland Global Holdings Inc.	769,345	68,295
	Graphic Packaging Holding Co.	3,757,013	68,227

		Shares	Market Value ($000)
	Valvoline Inc.	2,560,069	66,741
	Chemours Co.	2,324,980	64,890
	Avient Corp.	1,279,893	60,501
	Balchem Corp.	453,792	56,910
	Element Solutions Inc.	3,064,470	56,049
	W R Grace & Co.	876,439	52,464
	Commercial Metals Co.	1,671,053	51,535
	Sensient Technologies Corp.	603,326	47,059
	HB Fuller Co.	739,469	46,520
	Silgan Holdings Inc.	1,093,106	45,943
*,1	Amyris Inc.	2,385,336	45,560
*	Summit Materials Inc. Class A	1,621,758	45,442
	Quaker Chemical Corp.	184,561	44,990
	Hecla Mining Co.	7,651,631	43,538
*	Ingevity Corp.	572,380	43,232
	Westlake Chemical Corp.	481,230	42,728
	Cabot Corp.	784,333	41,130
	NewMarket Corp.	103,377	39,300
*	Allegheny Technologies Inc.	1,808,073	38,078
	Stepan Co.	296,006	37,625
*	Livent Corp.	2,101,699	36,401
	Innospec Inc.	346,655	35,598
*	Arconic Corp.	1,381,809	35,084
	Minerals Technologies Inc.	465,111	35,032
[1]	Trinseo SA	550,178	35,030
*,1	Danimer Scientific Inc.	878,029	33,146
*	O-I Glass Inc.	2,219,020	32,708
	Worthington Industries Inc.	471,872	31,658
*	Coeur Mining Inc.	3,473,761	31,368
*,1	MP Materials Corp.	858,094	30,848
	Domtar Corp.	790,511	29,209
	Compass Minerals International Inc.	460,424	28,878
	Carpenter Technology Corp.	671,277	27,623
	Tronox Holdings plc Class A	1,504,075	27,525
	Greif Inc. Class A	467,355	26,639
	Kaiser Aluminum Corp.	219,582	24,264
	Schweitzer-Mauduit International Inc.	457,599	22,409
*	Ferro Corp.	1,182,052	19,929
	Materion Corp.	290,904	19,269
*	Orion Engineered Carbons SA	868,544	17,128
*	Kraton Corp.	458,585	16,780
*	GCP Applied Technologies Inc.	673,692	16,532
	Schnitzer Steel Industries Inc. Class A	388,395	16,231
*	US Concrete Inc.	218,233	16,001
	Warrior Met Coal Inc.	735,797	12,604
	Chase Corp.	108,179	12,591
*	Resolute Forest Products Inc.	1,137,312	12,454
	Neenah Inc.	241,090	12,387
*	Century Aluminum Co.	676,265	11,943
*	AdvanSix Inc.	413,979	11,103
	Glatfelter Corp.	615,711	10,559
*	Ranpak Holdings Corp. Class A	525,924	10,550
	Myers Industries Inc.	510,533	10,088
*	Koppers Holdings Inc.	285,922	9,939
	PQ Group Holdings Inc.	570,575	9,529
*	Clearwater Paper Corp.	245,481	9,235
	Hawkins Inc.	258,826	8,676
	SunCoke Energy Inc.	1,235,319	8,660

		Shares	Market Value ($000)
	Mercer International Inc.	597,774	8,602
	American Vanguard Corp.	408,024	8,328
*	Rayonier Advanced Materials Inc.	911,325	8,266
	Pactiv Evergreen Inc.	576,297	7,918
	Verso Corp. Class A	455,141	6,641
*	TimkenSteel Corp.	558,490	6,562
*	Forterra Inc.	269,181	6,258
	Tredegar Corp.	403,383	6,055
	FutureFuel Corp.	394,467	5,732
	Haynes International Inc.	180,565	5,357
*	UFP Technologies Inc.	107,505	5,356
*,1	Comstock Mining Inc.	1,121,340	5,136
	Kronos Worldwide Inc.	319,035	4,881
*,1	McEwen Mining Inc.	4,623,485	4,808
*	Intrepid Potash Inc.	140,422	4,572
*	Ryerson Holding Corp.	243,758	4,154
	Olympic Steel Inc.	138,199	4,070
	United States Lime & Minerals Inc.	29,478	3,942
*	Venator Materials plc	765,272	3,543
*	Gatos Silver Inc.	341,225	3,402
	Tecnoglass Inc.	279,778	3,363
*	Alpha Metallurgical Resources Inc.	261,339	3,301
*	Marrone Bio Innovations Inc.	1,404,544	2,935
	Gold Resource Corp.	1,041,706	2,750
*,1	Loop Industries Inc.	310,119	2,484
*	Diversey Holdings Ltd.	160,181	2,356
*	Trecora Resources	276,024	2,145
*	Hycroft Mining Holding Corp.	529,322	1,853
*	Flotek Industries Inc.	946,103	1,589
*	LSB Industries Inc.	291,929	1,498
*	Advanced Emissions Solutions Inc.	272,034	1,496
	Northern Technologies International Corp.	90,059	1,369
*	Universal Stainless & Alloy Products Inc.	114,415	1,164
*	Core Molding Technologies Inc.	98,285	1,153
*,1	Ampco-Pittsburgh Corp.	159,675	1,078
*	Synalloy Corp.	106,210	939
*,1	Golden Minerals Co.	1,371,650	904
*	United States Antimony Corp.	735,020	889
*	AgroFresh Solutions Inc.	396,351	793
*	Crown ElectroKinetics Corp.	174,301	751
*	Smith-Midland Corp.	58,500	701
*,1	Solitario Zinc Corp.	788,689	656
	Friedman Industries Inc.	71,623	579
*,1	US Gold Corp.	48,897	506
*	Ramaco Resources Inc.	91,534	387
*	Paramount Gold Nevada Corp.	340,306	340
*,1	Longboard Pharmaceuticals Inc.	15,283	249
*,1	Finch Therapeutics Group Inc.	9,736	155
*	Ikonics Corp.	4,271	42
*,2	Partners LP CVR	40,838	3
			3,982,896
Other (0.0%)[4]
*,2	Spirit MTA REIT	653,668	175
*,2	Media General Inc. CVR	1,202,098	47
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,2	Contra Costa County Board of Education CVR	44,870	3

		Shares	Market Value ($000)
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
			229
Real Estate (6.6%)
	Invitation Homes Inc.	8,053,451	257,630
	Sun Communities Inc.	1,586,566	238,048
	VICI Properties Inc.	7,622,617	215,263
	WP Carey Inc.	2,491,266	176,282
	Medical Properties Trust Inc.	8,232,655	175,191
	Equity LifeStyle Properties Inc.	2,413,319	153,584
	Camden Property Trust	1,385,622	152,294
	Americold Realty Trust	3,591,785	138,176
	Gaming & Leisure Properties Inc.	3,113,693	132,114
*	Jones Lang LaSalle Inc.	728,223	130,381
	American Homes 4 Rent Class A	3,831,678	127,748
	VEREIT Inc.	3,249,541	125,497
	Omega Healthcare Investors Inc.	3,285,034	120,331
	CyrusOne Inc.	1,714,699	116,119
	Lamar Advertising Co. Class A	1,227,545	115,291
	STORE Capital Corp.	3,399,495	113,883
	National Retail Properties Inc.	2,485,832	109,551
	CubeSmart	2,850,306	107,827
*,1	Opendoor Technologies Inc.	4,823,043	102,200
	Kilroy Realty Corp.	1,502,754	98,626
*	Redfin Corp.	1,458,575	97,127
	Rexford Industrial Realty Inc.	1,876,870	94,594
	Life Storage Inc.	1,077,188	92,584
	Apartment Income REIT Corp.	2,115,177	90,445
	Healthcare Trust of America Inc. Class A	3,118,231	86,001
	Brixmor Property Group Inc.	4,202,017	85,007
	American Campus Communities Inc.	1,958,077	84,530
	First Industrial Realty Trust Inc.	1,845,232	84,493
	EastGroup Properties Inc.	561,704	80,481
	STAG Industrial Inc.	2,246,515	75,505
	Cousins Properties Inc.	2,114,288	74,740
	Douglas Emmett Inc.	2,342,096	73,542
	CoreSite Realty Corp.	612,104	73,361
*	Park Hotels & Resorts Inc.	3,326,570	71,787
	Spirit Realty Capital Inc.	1,620,356	68,865
	SL Green Realty Corp.	980,045	68,593
	Highwoods Properties Inc.	1,464,382	62,881
	Rayonier Inc.	1,941,069	62,600
*	Howard Hughes Corp.	650,422	61,875
	Innovative Industrial Properties Inc.	338,814	61,041
	Agree Realty Corp.	899,571	60,550
	Healthcare Realty Trust Inc.	1,992,579	60,415
*	Ryman Hospitality Properties Inc.	775,602	60,117
	Hudson Pacific Properties Inc.	2,125,195	57,657
	QTS Realty Trust Inc. Class A	900,515	55,868
	Terreno Realty Corp.	957,822	55,333
	Physicians Realty Trust	2,962,083	52,340
	Sabra Health Care REIT Inc.	2,953,231	51,268
	JBG SMITH Properties	1,554,177	49,407
	PotlatchDeltic Corp.	932,155	49,330
	EPR Properties	1,053,753	49,094
	Equity Commonwealth	1,752,370	48,716
	National Health Investors Inc.	638,057	46,119
	Pebblebrook Hotel Trust	1,879,214	45,646

		Shares	Market Value ($000)
	Weingarten Realty Investors	1,686,340	45,379
*	Colony Capital Inc.	6,934,121	44,933
*	Outfront Media Inc.	2,040,907	44,553
	PS Business Parks Inc.	286,555	44,296
	Lexington Realty Trust	3,964,380	44,044
	Apple Hospitality REIT Inc.	2,915,532	42,479
	Corporate Office Properties Trust	1,572,145	41,395
*	Sunstone Hotel Investors Inc.	3,095,688	38,572
	RLJ Lodging Trust	2,353,619	36,434
	National Storage Affiliates Trust	896,222	35,786
*	eXp World Holdings Inc.	783,306	35,680
	Uniti Group Inc.	3,234,029	35,671
	Essential Properties Realty Trust Inc.	1,527,119	34,864
	Kennedy-Wilson Holdings Inc.	1,716,657	34,694
	Retail Properties of America Inc. Class A	3,060,077	32,070
	CareTrust REIT Inc.	1,376,528	32,052
*	Xenia Hotels & Resorts Inc.	1,632,884	31,841
	Brandywine Realty Trust	2,455,473	31,700
	SITE Centers Corp.	2,310,463	31,330
*	DiamondRock Hospitality Co.	3,001,916	30,920
	Piedmont Office Realty Trust Inc. Class A	1,710,078	29,704
	Four Corners Property Trust Inc.	1,069,592	29,307
	Columbia Property Trust Inc.	1,632,390	27,914
	Service Properties Trust	2,325,068	27,575
	Retail Opportunity Investments Corp.	1,701,196	26,998
	Urban Edge Properties	1,573,389	25,992
	Washington REIT	1,166,233	25,774
*	Cushman & Wakefield plc	1,556,386	25,400
*	Realogy Holdings Corp.	1,664,677	25,187
	Easterly Government Properties Inc.	1,174,949	24,357
	Monmouth Real Estate Investment Corp.	1,352,846	23,932
	LTC Properties Inc.	571,651	23,849
	Newmark Group Inc. Class A	2,351,706	23,529
	Paramount Group Inc.	2,317,021	23,471
	Kite Realty Group Trust	1,209,322	23,328
	Global Net Lease Inc.	1,274,807	23,023
	Acadia Realty Trust	1,204,120	22,842
	American Assets Trust Inc.	698,858	22,671
	Empire State Realty Trust Inc. Class A	1,945,334	21,652
	Independence Realty Trust Inc.	1,406,538	21,379
	Industrial Logistics Properties Trust	904,321	20,917
[1]	Tanger Factory Outlet Centers Inc.	1,294,865	19,591
	St. Joe Co.	453,513	19,456
	Mack-Cali Realty Corp.	1,252,145	19,383
[1]	Macerich Co.	1,620,513	18,960
	Office Properties Income Trust	685,534	18,866
	iStar Inc.	1,031,031	18,332
	Alexander & Baldwin Inc.	996,868	16,737
	Diversified Healthcare Trust	3,329,756	15,916
	Getty Realty Corp.	541,777	15,343
	Community Healthcare Trust Inc.	330,599	15,247
	NexPoint Residential Trust Inc.	329,953	15,208
	American Finance Trust Inc. Class A	1,513,362	14,861
*	Summit Hotel Properties Inc.	1,446,199	14,693
	Safehold Inc.	204,117	14,309
[1]	GEO Group Inc.	1,755,125	13,620
	Apartment Investment & Management Co. Class A	2,157,671	13,248
	RPT Realty	1,122,799	12,811

		Shares	Market Value ($000)
	Universal Health Realty Income Trust	187,127	12,684
	Centerspace	177,826	12,092
*	Marcus & Millichap Inc.	349,411	11,775
	Armada Hoffler Properties Inc.	867,635	10,880
	Gladstone Commercial Corp.	533,282	10,431
	UMH Properties Inc.	536,491	10,285
	RE/MAX Holdings Inc. Class A	252,618	9,951
*	Seritage Growth Properties Class A	527,766	9,685
	Broadstone Net Lease Inc. Class A	527,876	9,660
	RMR Group Inc. Class A	214,393	8,749
*	Chatham Lodging Trust	643,815	8,473
	Global Medical REIT Inc.	608,775	7,981
	Alexander's Inc.	28,435	7,885
	CatchMark Timber Trust Inc. Class A	760,991	7,747
	Franklin Street Properties Corp.	1,400,040	7,630
	Urstadt Biddle Properties Inc. Class A	429,527	7,152
	Saul Centers Inc.	177,290	7,111
	Plymouth Industrial REIT Inc.	402,573	6,783
	Preferred Apartment Communities Inc. Class A	659,919	6,500
	Gladstone Land Corp.	353,821	6,475
	New Senior Investment Group Inc.	1,017,146	6,337
	City Office REIT Inc.	591,368	6,280
*	Rafael Holdings Inc. Class B	147,513	5,889
*	Hersha Hospitality Trust Class A	552,656	5,831
	Whitestone REIT	593,452	5,757
*	Forestar Group Inc.	242,097	5,636
*	CorePoint Lodging Inc.	574,074	5,184
*	FRP Holdings Inc.	97,165	4,782
*	Tejon Ranch Co.	283,371	4,744
	CTO Realty Growth Inc.	88,528	4,604
	One Liberty Properties Inc.	206,345	4,595
	Retail Value Inc.	242,680	4,541
	Indus Realty Trust Inc.	72,993	4,391
	Farmland Partners Inc.	356,947	4,001
	NETSTREIT Corp.	201,585	3,727
	Bluerock Residential Growth REIT Inc. Class A	357,450	3,614
	Postal Realty Trust Inc. Class A	174,172	2,992
*	Ashford Hospitality Trust Inc.	959,806	2,831
*	Braemar Hotels & Resorts Inc.	464,588	2,820
	Cedar Realty Trust Inc.	181,763	2,708
*	Stratus Properties Inc.	87,388	2,665
	BRT Apartments Corp.	153,571	2,586
*	Fathom Holdings Inc.	48,298	1,769
	Alpine Income Property Trust Inc.	101,400	1,760
[1]	Pennsylvania REIT	870,400	1,671
	Clipper Realty Inc.	196,786	1,559
*	Alignment Healthcare Inc.	63,469	1,392
	CorEnergy Infrastructure Trust Inc.	187,282	1,324
*	Altisource Portfolio Solutions SA	136,542	1,255
	CIM Commercial Trust Corp.	84,122	1,084
*	Maui Land & Pineapple Co. Inc.	87,932	1,016
*	Trinity Place Holdings Inc.	293,741	614
*	Sotherly Hotels Inc.	166,788	580
*	Wheeler REIT Inc.	148,244	556
*	Power REIT	11,425	517
*	Transcontinental Realty Investors Inc.	22,564	486
	Global Self Storage Inc.	80,071	381
*	Alset EHome International Inc. Class A	23,257	269

		Shares	Market Value ($000)
*	InterGroup Corp.	6,800	249
*	Condor Hospitality Trust Inc.	70,224	244
*,1	Washington Prime Group Inc.	83,353	186
*	Medalist Diversified REIT Inc.	69,842	142
	New York City REIT Inc. Class A	14,417	124
*	JW Mays Inc.	4,600	122
*	American Realty Investors Inc.	8,298	73
*	Altisource Asset Management Corp.	2,631	50
*	CKX Lands Inc.	1,000	13
*	HMG/Courtland Properties Inc.	1,000	12
	InnSuites Hospitality Trust	3,407	8
			7,035,923
Utilities (1.9%)
*	PG&E Corp.	21,134,469	247,485
	Essential Utilities Inc.	3,163,395	141,562
	UGI Corp.	2,925,563	119,977
	Vistra Corp.	6,486,094	114,674
	OGE Energy Corp.	2,837,345	91,816
	MDU Resources Group Inc.	2,831,026	89,489
	IDACORP Inc.	718,741	71,853
	Hawaiian Electric Industries Inc.	1,546,234	68,699
	National Fuel Gas Co.	1,275,667	63,771
	Portland General Electric Co.	1,257,256	59,682
	Black Hills Corp.	891,599	59,532
	PNM Resources Inc.	1,207,689	59,237
	ONE Gas Inc.	734,103	56,460
	Southwest Gas Holdings Inc.	814,513	55,965
	New Jersey Resources Corp.	1,342,219	53,514
	Spire Inc.	721,995	53,348
	Ormat Technologies Inc.	636,562	49,989
	ALLETE Inc.	725,465	48,744
	Avista Corp.	990,979	47,319
	NorthWestern Corp.	717,422	46,776
	California Water Service Group	715,610	40,317
	American States Water Co.	528,040	39,930
	Avangrid Inc.	789,378	39,319
	MGE Energy Inc.	506,692	36,173
*	Sunnova Energy International Inc.	885,429	36,143
	Clearway Energy Inc. Class C	1,175,377	33,075
	South Jersey Industries Inc.	1,438,918	32,491
	Chesapeake Utilities Corp.	238,818	27,722
	Otter Tail Corp.	599,766	27,691
	Northwest Natural Holding Co.	441,842	23,837
	SJW Group	377,045	23,750
	Middlesex Water Co.	251,388	19,865
	Unitil Corp.	205,247	9,378
	Clearway Energy Inc. Class A	338,666	8,978
	York Water Co.	173,142	8,479
*,1	Cadiz Inc.	456,986	4,383
*	Pure Cycle Corp.	318,128	4,269
	Artesian Resources Corp. Class A	103,264	4,067
	Spark Energy Inc. Class A	188,982	2,018
	RGC Resources Inc.	89,040	1,975
	Global Water Resources Inc.	120,540	1,966
	Genie Energy Ltd. Class B	286,048	1,814

				Shares	Market Value ($000)
*	Vizio Holding Corp. Class A			24,027	583
					2,028,115
Total Common Stocks (Cost $68,143,364)					105,100,461
Preferred Stocks (0.0%)
[1]	FAT Brands Inc. Pfd., 8.250%, 5/7/21			7,939	159
	Air T Funding Pfd., 8.000%, 6/7/24			704	17
Total Preferred Stocks (Cost $143)					176
		Coupon
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund	0.081%		27,506,597	2,750,660
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	United States Treasury Bill	0.081%	5/18/21	22,000	21,999
Total Temporary Cash Investments (Cost $2,772,396)					2,772,659
Total Investments (101.7%) (Cost $70,915,903)					107,873,296
Other Assets and Liabilities—Net (-1.7%)					(1,772,677)
Net Assets (100%)					106,100,619
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,766,336,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $44,074,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,830,413,000 was received for securities on loan, of which $1,815,736,000 is held in Vanguard Market Liquidity Fund and $14,677,000 is held in cash.
7	Securities with a value of $21,999,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	4,692	521,399	(29,470)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	June 2021	747	148,182	1,451
E-mini S&P Mid-Cap 400 Index	June 2021	110	28,658	(386)
				(28,405)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	9/2/21	BOANA	3,069	(0.119)	991	—
Bandwidth Inc. Class A	9/2/21	BOANA	11,085	(0.119)	—	(2,218)
RingCentral Inc. Class A	9/2/21	BOANA	18,908	(0.119)	—	(4,023)
Roku Inc. Class A	2/2/22	GSI	117,949	(0.108)	—	(12,079)
Seagen Inc.	9/2/21	BOANA	11,333	(0.119)	—	(920)
Sirius XM Holdings Inc.	2/2/22	GSI	25,000	(0.108)	—	(641)
Splunk Inc.	9/2/21	BOANA	31,462	(0.119)	—	(1,660)
Twilio Inc. Class A	9/2/21	BOANA	78,576	(0.119)	—	(10,432)
Veeva Systems Inc. Class A	9/2/21	BOANA	18,207	(0.119)	—	(1,228)
Vistra Corp.	9/2/21	BOANA	6,038	(0.119)	201	—
Wayfair Inc. Class A	9/2/21	BOANA	37,567	(0.119)	3,346	—
Workday Inc. Class A	9/2/21	BOANA	34,325	(0.119)	452	—
					4,990	(33,201)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	105,091,182	725	8,554	105,100,461
Preferred Stocks	176	—	—	176
Temporary Cash Investments	2,750,660	21,999	—	2,772,659
Total	107,842,018	22,724	8,554	107,873,296

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,451	—	—	1,451
Swap Contracts	—	4,990	—	4,990
Total	1,451	4,990	—	6,441
Liabilities
Futures Contracts[1]	29,856	—	—	29,856
Swap Contracts	—	33,201	—	33,201
Total	29,856	33,201	—	63,057
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.